WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 36.9%
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.0%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	4,570,000	$3,666,152	(a)
AT&T Inc., Senior Notes	3.800%	2/15/27	1,250,000	1,210,616
AT&T Inc., Senior Notes	2.300%	6/1/27	20,490,000	18,892,691
AT&T Inc., Senior Notes	2.250%	2/1/32	19,180,000	15,593,446
AT&T Inc., Senior Notes	2.550%	12/1/33	5,860,000	4,695,672
AT&T Inc., Senior Notes	5.350%	9/1/40	4,390,000	4,300,555
AT&T Inc., Senior Notes	5.550%	8/15/41	5,040,000	5,086,058
AT&T Inc., Senior Notes	4.350%	6/15/45	6,469,000	5,517,834
AT&T Inc., Senior Notes	3.500%	9/15/53	9,060,000	6,397,127
AT&T Inc., Senior Notes	3.550%	9/15/55	10,390,000	7,270,838
AT&T Inc., Senior Notes	3.800%	12/1/57	1,520,000	1,101,407
AT&T Inc., Senior Notes	3.650%	9/15/59	600,000	418,074
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	6,160,000	5,671,791
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	6,520,000	5,738,332
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	5,755,000	5,634,346
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	6,000,000	5,403,636
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	20,287,000	19,841,514
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	4,900,000	4,692,714
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	10,510,000	9,505,032
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	16,113,000	13,769,956
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	50,000	41,108
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	13,645,000	13,053,784
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,200,000	2,074,996
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	11,010,000	11,137,153
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	14,320,000	10,096,747

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	1

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	4,410,000	$3,448,951
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	2,030,000	1,670,793
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,455,000	1,496,125
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	14,640,000	11,846,521
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	5,610,000	4,167,868

Total Diversified Telecommunication Services				203,441,837

Entertainment - 0.2%
Walt Disney Co., Senior Notes	6.200%	12/15/34	260,000	288,117
Walt Disney Co., Senior Notes	6.650%	11/15/37	5,240,000	6,026,598
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	3,410,000	3,410,070
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	6,040,000	5,765,761
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	9,150,000	8,568,321
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	11,160,000	9,974,191
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	3,380,000	2,906,705
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	280,000	232,581

Total Entertainment				37,172,344

Media - 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	9,610,000	7,854,011	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	11,470,000	9,372,005	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	17,063,000	13,722,904
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	5,090,000	3,980,386	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	22,007,000	21,745,128

See Notes to Schedule of Investments.

2	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	23,199,000	$21,876,420
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	19,860,000	19,159,636
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	3,308,000	2,712,039
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	14,030,000	12,441,793
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	9,215,000	8,010,667
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	20,000	13,358
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	6,620,000	6,140,450
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	1,790,000	1,443,501
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	10,450,000	8,806,655
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	10,350,000	8,028,307
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	6,040,000	4,474,843
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,608,000	2,505,255
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	7,990,000	6,273,547
Comcast Corp., Senior Notes	4.150%	10/15/28	22,350,000	21,821,952
Comcast Corp., Senior Notes	3.400%	4/1/30	7,960,000	7,363,566

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	3

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Comcast Corp., Senior Notes	4.250%	10/15/30	20,418,000	$19,732,011
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	1,619,817
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	227,487
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	62,635
Comcast Corp., Senior Notes	6.500%	11/15/35	451,000	500,573
Comcast Corp., Senior Notes	3.900%	3/1/38	8,310,000	7,246,710
Comcast Corp., Senior Notes	3.250%	11/1/39	1,580,000	1,239,438
Comcast Corp., Senior Notes	3.750%	4/1/40	7,620,000	6,337,668
Comcast Corp., Senior Notes	3.400%	7/15/46	1,550,000	1,158,466
Comcast Corp., Senior Notes	4.000%	8/15/47	2,990,000	2,427,149
Comcast Corp., Senior Notes	3.969%	11/1/47	10,306,000	8,290,788
Comcast Corp., Senior Notes	4.000%	3/1/48	2,230,000	1,811,638
Comcast Corp., Senior Notes	3.999%	11/1/49	11,776,000	9,542,165
Comcast Corp., Senior Notes	3.450%	2/1/50	4,417,000	3,232,996
Comcast Corp., Senior Notes	2.800%	1/15/51	9,010,000	5,769,755
Comcast Corp., Senior Notes	2.887%	11/1/51	7,170,000	4,658,042
Comcast Corp., Senior Notes	2.937%	11/1/56	4,834,000	3,046,173
Comcast Corp., Senior Notes	4.950%	10/15/58	2,370,000	2,220,426
DISH DBS Corp., Senior Notes	5.875%	11/15/24	11,864,000	11,377,214
DISH DBS Corp., Senior Notes	7.750%	7/1/26	5,360,000	3,593,195
DISH DBS Corp., Senior Notes	5.125%	6/1/29	12,390,000	5,178,071
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	6,330,000	4,996,165	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,120,000	771,826	(a)
Fox Corp., Senior Notes	6.500%	10/13/33	5,520,000	5,849,059
Fox Corp., Senior Notes	5.476%	1/25/39	13,410,000	12,771,117
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	2,060,000	2,300,957
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	4,570,000	4,323,028
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	8,925,000	9,021,996
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	3,295,000	3,140,743
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	6,067,000	5,260,434
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	10,960,000	10,141,589	(a)

Total Media				345,595,754

Wireless Telecommunication Services - 1.1%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	9,173,000	7,897,794	(a)

See Notes to Schedule of Investments.

4	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	5,960,000	$4,266,407	(a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	6,420,000	4,368,703	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	43,058,000	30,524,113	(a)
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	11,720,000	11,619,864
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	14,390,000	17,458,768
Sprint LLC, Senior Notes	7.625%	2/15/25	5,365,000	5,431,950
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	18,110,000	17,758,726
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	3,600,000	3,408,777
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	2,920,000	2,812,944
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	16,630,000	14,897,580
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	9,713,000	8,990,699
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	44,685,000	41,873,279
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	9,660,000	8,232,244
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	8,370,000	7,277,660
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	27,920,000	25,239,320
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	8,390,000	8,365,151
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	4,880,000	4,348,750
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,140,000	983,659	(a)

Total Wireless Telecommunication Services				225,756,388

TOTAL COMMUNICATION SERVICES				811,966,323

CONSUMER DISCRETIONARY - 3.1%
Automobiles - 1.2%
Ford Holdings LLC, Senior Notes	9.300%	3/1/30	7,310,000	8,435,717
Ford Motor Co., Senior Notes	3.250%	2/12/32	20,250,000	16,855,459
Ford Motor Co., Senior Notes	6.100%	8/19/32	12,800,000	12,978,556
Ford Motor Co., Senior Notes	4.750%	1/15/43	2,720,000	2,261,278
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	1,190,000	1,177,962
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	3,120,000	3,092,981
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	4,120,000	3,965,638
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	28,210,000	27,538,047
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	8,460,000	8,032,481
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	550,000	515,504
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	5,730,000	6,012,274
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	13,780,000	12,464,523
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	825,000	727,888
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	8,435,000	8,193,814
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	6,900,000	7,360,944

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	5

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - (continued)
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	26,085,000	$23,310,220
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	17,640,000	15,261,625
General Motors Co., Senior Notes	6.125%	10/1/25	10,170,000	10,259,887
General Motors Co., Senior Notes	5.600%	10/15/32	5,140,000	5,203,516
General Motors Co., Senior Notes	6.600%	4/1/36	1,170,000	1,244,826
General Motors Co., Senior Notes	5.150%	4/1/38	2,050,000	1,925,370
General Motors Co., Senior Notes	6.250%	10/2/43	3,640,000	3,727,451
General Motors Co., Senior Notes	5.950%	4/1/49	5,450,000	5,378,932
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	2,340,000	2,286,294
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	40,950,000	39,491,049	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	35,280,000	33,559,599	(a)

Total Automobiles				261,261,835

Broadline Retail - 0.4%
Amazon.com Inc., Senior Notes	3.600%	4/13/32	5,240,000	4,882,194
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,800,000	6,142,009
Amazon.com Inc., Senior Notes	2.500%	6/3/50	15,110,000	9,652,539
Amazon.com Inc., Senior Notes	3.100%	5/12/51	6,360,000	4,571,484
Amazon.com Inc., Senior Notes	4.250%	8/22/57	3,240,000	2,823,313
Prosus NV, Senior Notes	3.061%	7/13/31	47,400,000	38,602,946	(a)
Prosus NV, Senior Notes	4.027%	8/3/50	24,470,000	15,600,667	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	3,740,000	2,303,943	(a)

Total Broadline Retail				84,579,095

Diversified Consumer Services - 0.0%††
Service Corp. International, Senior Notes	7.500%	4/1/27	2,167,000	2,251,686

Hotels, Restaurants & Leisure - 1.2%
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	3,020,000	3,101,872	(a)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	2,300,000	2,321,691	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	320,000	318,153
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	1,996,000	1,979,942
Hilton Domestic Operating Co. Inc., Senior Notes	6.125%	4/1/32	5,310,000	5,335,988	(a)(b)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	53,920,000	53,361,464
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	1,000,000	947,209
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	3,670,000	3,342,411

See Notes to Schedule of Investments.

6	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
McDonald’s Corp., Senior Notes	3.500%	3/1/27	5,680,000	$5,487,685
McDonald’s Corp., Senior Notes	3.500%	7/1/27	8,380,000	8,035,857
McDonald’s Corp., Senior Notes	3.600%	7/1/30	9,300,000	8,678,533
McDonald’s Corp., Senior Notes	3.625%	9/1/49	1,610,000	1,223,847
McDonald’s Corp., Senior Notes	4.200%	4/1/50	16,630,000	13,904,397
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	6,585,000	6,641,598	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	51,746,000	51,079,434
Sands China Ltd., Senior Notes	4.050%	1/8/26	7,500,000	7,228,797
Sands China Ltd., Senior Notes	2.300%	3/8/27	18,910,000	17,138,386
Sands China Ltd., Senior Notes	5.400%	8/8/28	10,270,000	10,078,337
Sands China Ltd., Senior Notes	2.850%	3/8/29	14,360,000	12,490,161
Sands China Ltd., Senior Notes	3.250%	8/8/31	6,360,000	5,329,491
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	9,225,000	8,881,730	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	10,691,000	10,430,190	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	15,970,000	15,171,832	(a)

Total Hotels, Restaurants & Leisure				252,509,005

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	4,650,000	4,644,787
Lennar Corp., Senior Notes	4.750%	5/30/25	130,000	128,918
Lennar Corp., Senior Notes	5.000%	6/15/27	20,000	19,901
Lennar Corp., Senior Notes	4.750%	11/29/27	6,200,000	6,123,525
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	540,000	549,259

Total Household Durables				11,466,390

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes	3.900%	12/6/28	1,590,000	1,544,459
Home Depot Inc., Senior Notes	2.700%	4/15/30	9,310,000	8,297,045
Home Depot Inc., Senior Notes	3.300%	4/15/40	10,560,000	8,403,850
Home Depot Inc., Senior Notes	3.900%	6/15/47	1,736,000	1,420,287
Home Depot Inc., Senior Notes	3.350%	4/15/50	23,325,000	17,139,037
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	5,940,000	5,811,143

Total Specialty Retail				42,615,821

Textiles, Apparel & Luxury Goods - 0.0%††
NIKE Inc., Senior Notes	3.250%	3/27/40	6,300,000	5,077,843
NIKE Inc., Senior Notes	3.375%	3/27/50	20,000	15,146

Total Textiles, Apparel & Luxury Goods				5,092,989

TOTAL CONSUMER DISCRETIONARY				659,776,821

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	7

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 1.4%
Beverages - 0.4%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	9,538,000	$9,325,491
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	15,420,000	14,663,364
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	5,410,000	5,279,446
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	16,360,000	16,363,092
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	5,700,000	5,311,964
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	17,580,000	15,931,182
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	5,670,000	5,915,749
Coca-Cola Co., Senior Notes	2.500%	6/1/40	3,050,000	2,218,386
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	7,860,000	7,841,516
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	10,970,000	10,746,391
Molson Coors Beverage Co., Senior Notes	3.000%	7/15/26	3,245,000	3,098,615

Total Beverages				96,695,196

Food Products - 0.2%
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	8,760,000	8,308,947
Mars Inc., Senior Notes	3.200%	4/1/30	2,380,000	2,166,716	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	6,740,000	4,703,740	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	22,350,000	21,436,205

Total Food Products				36,615,608

Personal Care Products - 0.2%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	8,490,000	8,127,588
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	9,790,000	9,109,526
Haleon US Capital LLC, Senior Notes	3.625%	3/24/32	11,220,000	10,118,095
Kenvue Inc., Senior Notes	4.900%	3/22/33	16,087,000	16,085,147

Total Personal Care Products				43,440,356

Tobacco - 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	3,770,000	3,649,750
Altria Group Inc., Senior Notes	4.800%	2/14/29	975,000	965,973
Altria Group Inc., Senior Notes	2.450%	2/4/32	16,140,000	13,103,482

See Notes to Schedule of Investments.

8	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - (continued)
Altria Group Inc., Senior Notes	6.875%	11/1/33	16,220,000	$17,655,183
Altria Group Inc., Senior Notes	5.800%	2/14/39	13,440,000	13,627,986
Altria Group Inc., Senior Notes	3.875%	9/16/46	6,130,000	4,596,468
Altria Group Inc., Senior Notes	5.950%	2/14/49	12,720,000	12,956,554
Altria Group Inc., Senior Notes	3.700%	2/4/51	7,880,000	5,514,377
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,842,000	1,904,273
BAT Capital Corp., Senior Notes	3.557%	8/15/27	406,000	384,587
BAT Capital Corp., Senior Notes	4.540%	8/15/47	18,775,000	14,508,744
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	5,870,000	5,836,607
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	9,050,000	7,694,888
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	1,410,000	1,401,410
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	4,550,000	4,511,740
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	3,085,000	2,698,863
Reynolds American Inc., Senior Notes	5.850%	8/15/45	7,579,000	7,037,346

Total Tobacco				118,048,231

TOTAL CONSUMER STAPLES				294,799,391

ENERGY - 6.5%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	4.850%	11/15/35	5,090,000	4,953,646
Halliburton Co., Senior Notes	5.000%	11/15/45	1,640,000	1,541,028

Total Energy Equipment & Services				6,494,674

Oil, Gas & Consumable Fuels - 6.5%
Apache Corp., Senior Notes	7.750%	12/15/29	5,170,000	5,610,381
Apache Corp., Senior Notes	4.250%	1/15/30	10,000	9,267
Apache Corp., Senior Notes	6.000%	1/15/37	1,006,000	1,001,296
Apache Corp., Senior Notes	5.100%	9/1/40	4,849,000	4,164,573
Apache Corp., Senior Notes	5.250%	2/1/42	1,646,000	1,390,019
Apache Corp., Senior Notes	4.750%	4/15/43	7,710,000	6,084,044
Apache Corp., Senior Notes	4.250%	1/15/44	14,888,000	10,672,375
Apache Corp., Senior Notes	5.350%	7/1/49	9,750,000	8,249,143
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	6,880,000	6,484,666
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	4,174,985

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	9

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	11,220,000	$7,661,174
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,860,000	1,205,129
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	1,140,000	761,704
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	7,790,000	6,691,696	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	17,811,000	14,832,559	(a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	8,500,000	8,244,055
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	3,721,000	3,385,326
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	19,660,000	16,762,598
Chord Energy Corp., Senior Notes	6.375%	6/1/26	2,500,000	2,512,277	(a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	21,405,000	22,188,657	(a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	3,720,000	4,033,721	(a)
Conoco Funding Co., Senior Notes	7.250%	10/15/31	810,000	925,654
Continental Resources Inc., Senior Notes	2.268%	11/15/26	7,190,000	6,620,785	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	18,789,000	18,163,714
Continental Resources Inc., Senior Notes	5.750%	1/15/31	11,559,000	11,497,580	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	9,511,000	7,913,318
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	29,539,000	28,442,602
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	24,949,000	24,041,243
Devon Energy Corp., Senior Notes	5.850%	12/15/25	7,036,000	7,077,280
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,248,000	1,249,816
Devon Energy Corp., Senior Notes	5.875%	6/15/28	114,000	114,622
Devon Energy Corp., Senior Notes	4.500%	1/15/30	1,595,000	1,538,475
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,920,000	9,571,290
Devon Energy Corp., Senior Notes	4.750%	5/15/42	13,677,000	11,915,395
Devon Energy Corp., Senior Notes	5.000%	6/15/45	35,950,000	31,930,556
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	13,109,000	12,131,367
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	11,042,000	9,155,564

See Notes to Schedule of Investments.

10	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Ecopetrol SA, Senior Notes	4.625%	11/2/31	14,040,000	$11,689,415
Ecopetrol SA, Senior Notes	5.875%	5/28/45	39,340,000	29,402,972
Energy Transfer LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.290%)	9.597%	4/15/24	3,394,000	3,383,805	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	4,275,000	4,200,795	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	14,868,000	14,666,222	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	21,862,000	21,398,224	(c)(d)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	11,430,000	11,097,166
Energy Transfer LP, Senior Notes	4.950%	6/15/28	4,888,000	4,850,675
Energy Transfer LP, Senior Notes	5.250%	4/15/29	4,100,000	4,105,861
Energy Transfer LP, Senior Notes	3.750%	5/15/30	13,720,000	12,652,450
Energy Transfer LP, Senior Notes	5.550%	5/15/34	9,280,000	9,314,067
Energy Transfer LP, Senior Notes	6.500%	2/1/42	3,300,000	3,503,554
Energy Transfer LP, Senior Notes	6.100%	2/15/42	2,000,000	2,025,166
Energy Transfer LP, Senior Notes	5.300%	4/1/44	1,170,000	1,076,631
Energy Transfer LP, Senior Notes	5.350%	5/15/45	2,000,000	1,848,823
Energy Transfer LP, Senior Notes	5.300%	4/15/47	10,000,000	9,105,011
Energy Transfer LP, Senior Notes	5.400%	10/1/47	16,733,000	15,453,994
Energy Transfer LP, Senior Notes	6.250%	4/15/49	16,740,000	17,197,548
Energy Transfer LP, Senior Notes	5.000%	5/15/50	980,000	860,475
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	13,443,000	13,082,647
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	8,650,000	7,982,551
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	20,527,000	18,407,986
Enterprise Products Operating LLC, Senior Notes	4.850%	1/31/34	21,640,000	21,325,008
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	5,915,000	6,602,394

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	11

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	1,030,000	$1,236,300
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	970,000	907,419
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	18,037,000	13,952,507
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	6,940,000	5,401,602
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	4,965,000	4,639,645	(d)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	12,960,000	11,810,955
EOG Resources Inc., Senior Notes	4.950%	4/15/50	17,560,000	16,716,869
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	1,280,000	1,263,392
EQT Corp., Senior Notes	6.125%	2/1/25	681,000	682,271
EQT Corp., Senior Notes	3.125%	5/15/26	600,000	570,186	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	23,639,000	22,486,696
EQT Corp., Senior Notes	5.000%	1/15/29	10,428,000	10,225,181
EQT Corp., Senior Notes	3.625%	5/15/31	12,373,000	10,899,434	(a)
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	3,000,000	2,734,654
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	6,680,000	5,765,419
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	4,800,000	4,251,306
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	6,000,000	4,549,113
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	8,550,000	8,404,240	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	9,810,000	9,187,251	(a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	1,497,000	1,689,053
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,450,000	1,529,305
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	1,720,000	1,790,082
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	1,260,000	1,200,139
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	680,000	633,000
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	2,820,000	2,780,736
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	1,576,000	1,788,354

See Notes to Schedule of Investments.

12	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	1,140,000	$1,013,131
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	970,000	873,678
MPLX LP, Senior Notes	4.875%	12/1/24	9,800,000	9,748,576
MPLX LP, Senior Notes	4.875%	6/1/25	7,370,000	7,310,611
MPLX LP, Senior Notes	4.800%	2/15/29	8,850,000	8,745,729
MPLX LP, Senior Notes	4.500%	4/15/38	11,800,000	10,484,112
MPLX LP, Senior Notes	5.200%	3/1/47	5,570,000	5,099,630
MPLX LP, Senior Notes	4.700%	4/15/48	6,930,000	5,915,741
MPLX LP, Senior Notes	5.500%	2/15/49	5,766,000	5,492,683
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	1,441,000	1,444,078
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	11,940,000	11,991,593
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	9,455,000	9,125,883
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	19,417,000	18,411,372
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	6,900,000	6,476,491
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	60,000	54,456
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	17,260,000	18,305,266
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	14,340,000	15,971,290
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	4,792,000	5,435,546
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	23,185,000	24,735,845
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	6,250,000	4,929,509
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	16,480,000	13,353,159
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	27,550,000	29,709,452
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	9,750,000	7,960,357
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	24,115,000	18,217,829

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	13

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	20,750,000	$16,047,834
ONEOK Inc., Senior Notes	5.550%	11/1/26	5,370,000	5,420,881
ONEOK Inc., Senior Notes	5.800%	11/1/30	8,440,000	8,701,620
ONEOK Inc., Senior Notes	6.050%	9/1/33	9,380,000	9,787,444
ONEOK Inc., Senior Notes	6.625%	9/1/53	19,930,000	21,979,753
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	2,070,000	1,976,914	(a)
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	60,700,000	60,161,809
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	19,140,000	15,577,487
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	3,620,000	3,370,681
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	15,860,000	13,352,931
Range Resources Corp., Senior Notes	4.875%	5/15/25	5,160,000	5,128,954
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	10,420,000	8,861,577	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	29,380,000	21,241,542	(a)
Shell International Finance BV, Senior Notes	6.375%	12/15/38	4,655,000	5,270,351
Shell International Finance BV, Senior Notes	4.550%	8/12/43	6,360,000	5,913,413
Shell International Finance BV, Senior Notes	4.375%	5/11/45	8,270,000	7,400,920
Shell International Finance BV, Senior Notes	4.000%	5/10/46	8,940,000	7,525,877
Shell International Finance BV, Senior Notes	3.250%	4/6/50	11,710,000	8,509,206
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	9,413,000	10,833,730
Southwestern Energy Co., Senior Notes	5.375%	2/1/29	920,000	894,359
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	3,790,000	3,651,251
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	5,920,000	5,454,469
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	830,000	789,118	(a)
Targa Resources Corp., Senior Notes	4.950%	4/15/52	5,220,000	4,577,847
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	4,230,000	4,279,499

See Notes to Schedule of Investments.

14	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	3,930,000	$3,876,649
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	2,120,000	2,182,666
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	5,645,000	5,408,990
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	1,520,000	1,369,337
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	3,950,000	3,461,114	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	24,380,000	25,302,676
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	10,180,000	8,656,692	(a)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	7,140,000	6,990,550
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	2,363,000	2,285,283
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	24,385,000	22,767,094
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	110,000	96,587
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	270,000	238,983
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	6,340,000	5,675,282
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	180,000	173,276
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	5,920,000	5,384,347
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	4,249,000	4,738,609
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	6,418,000	7,123,976
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	3,654,399
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	16,890,000	16,745,438
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	900,000	898,840

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	15

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	4,000,000	$3,703,742
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	6,529,000	5,846,168

Total Oil, Gas & Consumable Fuels				1,344,833,637

TOTAL ENERGY				1,351,328,311

FINANCIALS - 12.7%
Banks - 8.7%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	8,210,000	8,088,560	(a)
BAC Capital Trust XIV, Ltd. GTD (3 mo. Term SOFR + 0.662%)	5.991%	4/15/24	7,226,000	5,900,595	(c)(d)
Banco Santander SA, Senior Notes	2.746%	5/28/25	32,300,000	31,232,518
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,800,000	1,735,628	(d)
Bank of America Corp., Senior Notes	3.500%	4/19/26	13,560,000	13,154,254
Bank of America Corp., Senior Notes	5.000%	1/21/44	33,160,000	32,116,914
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	33,540,000	31,891,700	(d)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	7,000,000	5,747,663	(d)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	28,780,000	23,886,246	(d)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	24,180,000	20,855,342	(d)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	20,000,000	16,935,243	(d)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	7,180,000	6,108,235	(d)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	27,181,000	25,506,978	(d)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	7,230,000	6,874,268	(d)

See Notes to Schedule of Investments.

16	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	1,460,000	$1,458,014	(d)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	69,530,000	66,483,485	(d)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	6,050,000	5,735,701	(d)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	16,980,000	13,934,317	(d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	7,370,000	6,349,450	(d)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	5,020,000	4,902,398	(d)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	20,870,000	19,831,940	(d)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	11,580,000	11,511,888
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	2,330,000	2,299,672
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	3,050,000	3,006,013
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	14,500,000	14,189,866
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	2,620,000	2,096,997	(d)
Bank of Montreal, Senior Notes	1.850%	5/1/25	26,710,000	25,729,449
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	3,780,000	3,528,181	(d)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	14,860,000	14,173,691

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	17

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	9,280,000	$8,419,618	(d)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	6,290,000	6,166,273	(d)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	43,940,000	42,353,115	(d)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	8,310,000	8,502,210	(a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	20,170,000	21,133,158	(a)(c)(d)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	6,895,000	6,782,939	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	27,650,000	26,809,533	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	15,310,000	14,726,225	(a)(d)
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then 3 mo. Term SOFR + 1.387%)	2.871%	4/19/32	10,000,000	8,482,120	(a)(d)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	45,140,000	45,088,020	(a)(d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	9,009,000	8,963,324	(a)(d)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	27,790,000	29,071,033	(a)(d)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	3,290,000	3,211,417	(a)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	6,530,000	6,197,938	(a)(d)
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,286,466	(a)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	18,320,000	18,315,382	(c)(d)

See Notes to Schedule of Investments.

18	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. Term SOFR + 3.685%)	6.300%	5/15/24	3,700,000	$3,699,220	(c)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,195,000	2,810,591
Citigroup Inc., Senior Notes	4.650%	7/30/45	17,092,000	15,451,257
Citigroup Inc., Senior Notes	4.650%	7/23/48	3,000,000	2,716,429
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	11,700,000	9,761,529	(d)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	20,660,000	17,659,800	(d)
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	20,000,000	17,339,379	(d)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	10,730,000	10,461,158	(d)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. Term SOFR + 1.413%)	3.520%	10/27/28	41,850,000	39,473,975	(d)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	16,030,000	14,325,856	(d)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	7,640,000	7,201,068	(d)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. Term SOFR + 1.454%)	4.075%	4/23/29	16,280,000	15,590,968	(d)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	18,680,000	17,811,839	(d)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	3,760,000	3,704,589	(d)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	7,260,000	7,002,019	(d)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	19,090,000	18,831,237
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	18,380,000	18,378,545
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	11,227,420
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	26,770,000	26,049,279
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	1,780,365
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	138,672
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	2,824,000	3,168,705
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,789,000	1,739,438
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	2,080,000	1,848,388

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	19

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	26,630,000	$26,177,820
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	30,350,000	28,835,250	(a)(d)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	14,550,000	13,858,832	(a)(d)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	10,920,000	9,749,724	(a)(d)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	11,750,000	11,237,140	(a)(d)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	8,590,000	8,019,028	(a)(d)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	5,370,000	5,264,530	(a)(d)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	250,000	241,333	(a)(d)
Danske Bank A/S, Senior Notes (6.259% to 9/22/25 then 1 year Treasury Constant Maturity Rate + 1.180%)	6.259%	9/22/26	10,210,000	10,312,255	(a)(d)
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	13,485,000	13,134,649
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	810,000	804,652
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	25,080,000	24,060,999	(d)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	11,590,000	10,003,474	(d)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. Term SOFR + 1.808%)	4.041%	3/13/28	3,480,000	3,355,649	(d)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	11,560,000	11,334,363

See Notes to Schedule of Investments.

20	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	14,280,000	$13,281,610	(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	39,180,000	39,054,062	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	10,920,000	10,831,262	(a)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	20,000,000	16,302,146	(d)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	24,800,000	23,902,491	(d)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	13,760,000	11,897,130	(d)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	10,480,000	8,723,636	(d)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	9,440,000	7,983,725	(d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	10,000,000	7,625,445	(d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	3,840,000	2,670,580	(d)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. Term SOFR + 1.207%)	3.509%	1/23/29	29,830,000	28,224,975	(d)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. Term SOFR + 1.522%)	4.203%	7/23/29	15,100,000	14,562,722	(d)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then 3 mo. Term SOFR + 3.790%)	4.493%	3/24/31	15,000,000	14,507,997	(d)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,195,000	3,169,680
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	14,330,000	13,977,423

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	21

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,950,000	$1,906,533
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	410,000	390,139
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,000,000	998,502	(c)(d)
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	6,510,000	6,321,784
Lloyds Banking Group PLC, Senior Notes	4.550%	8/16/28	200,000	195,013
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	2,261,000	2,120,579	(d)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	15,205,019
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	13,100,000	12,873,549	(d)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	13,490,000	13,107,293	(d)
NatWest Group PLC, Senior Notes (4.892% to 5/18/28 then 3 mo. USD LIBOR + 1.754%)	4.892%	5/18/29	5,450,000	5,336,893	(d)
NatWest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	3,000,000	2,949,041	(d)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	19,230,000	19,469,893	(d)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	7,600,000	7,627,609	(d)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	14,190,000	13,539,645
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	12,660,000	11,708,778
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	9,770,000	9,783,905
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	229,000	188,601	(a)
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	14,120,000	13,453,483

See Notes to Schedule of Investments.

22	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	5,050,000	$4,838,516
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	12,950,000	13,128,005	(d)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	306,000	314,763	(a)(d)
US Bancorp, Senior Notes	1.450%	5/12/25	23,580,000	22,612,684
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	1,950,000	1,799,207	(d)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	12,250,000	12,467,282	(d)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	5,610,000	5,720,156	(d)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	29,510,000	27,943,002
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	20,920,000	20,169,506
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	19,740,000	19,015,034	(d)
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	27,690,000	25,352,258	(d)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	5,770,000	5,102,531	(d)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	8,490,000	7,368,970	(d)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. Term SOFR + 1.572%)	3.584%	5/22/28	23,440,000	22,291,923	(d)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	15,920,000	15,250,371	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	77,370,000	72,692,149	(d)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	4,660,000	4,680,018	(d)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	1,310,000	1,325,932	(d)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	15,880,000	15,474,277

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	23

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	$7,868,250
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	1,814,092
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	15,670,000	13,707,448
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	12,534,000	11,285,228
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	2,350,000	1,957,247
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	12,485,000	10,959,590

Total Banks				1,826,364,983

Capital Markets - 3.1%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	8,130,000	7,821,792
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	28,270,000	28,748,288
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	5,290,000	5,521,967	(d)
Credit Suisse AG, Senior Notes	7.950%	1/9/25	34,910,000	35,496,739
Credit Suisse AG, Senior Notes	2.950%	4/9/25	13,780,000	13,420,078
Credit Suisse AG AT1 Claim	—	—	61,000,000	7,015,000	*(e)
Credit Suisse AG, Senior Notes	7.500%	2/15/28	34,460,000	37,173,419
Goldman Sachs Capital II, Ltd. GTD (3 mo. Term SOFR + 1.029%)	6.370%	4/29/24	303,000	255,885	(c)(d)
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	3,240,000	3,224,357
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	4,620,000	4,546,938
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	16,970,000	16,653,344
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,633,000	10,204,341
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	10,000,000	8,756,770
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	14,580,000	15,887,923
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	9,754,000	8,993,644
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	20,000,000	16,791,180	(d)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	2,000,000	1,664,661	(d)

See Notes to Schedule of Investments.

24	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	7,840,000	$5,642,844	(d)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	3,096,000	2,329,574	(d)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	5,790,000	5,539,843	(d)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	5,760,000	5,512,709	(d)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	33,615,000	31,876,130	(d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	14,700,000	14,152,943	(d)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	18,260,000	17,925,051
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	8,640,000	9,443,822
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	15,341,000	14,843,565
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000	1,356,012	(a)
Morgan Stanley, Senior Notes (2.188%to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	26,590,000	25,660,629	(d)
Morgan Stanley, Senior Notes (2.511%to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	2,020,000	1,671,459	(d)
Morgan Stanley, Senior Notes (2.699%to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	26,340,000	23,019,614	(d)
Morgan Stanley, Senior Notes (3.622%to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	25,010,000	22,946,397	(d)
Morgan Stanley, Senior Notes (3.772%to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	25,803,000	24,570,347	(d)
Morgan Stanley, Senior Notes (4.431%to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	1,160,000	1,123,787	(d)
UBS AG, Senior Notes	4.500%	6/26/48	4,463,000	4,049,754

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	25

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	9,240,000	$9,526,154	(a)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	25,750,000	27,963,856	(a)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	5,460,000	6,175,462	(a)(c)(d)
UBS Group AG, Senior Notes	4.125%	9/24/25	4,880,000	4,781,927	(a)
UBS Group AG, Senior Notes	4.550%	4/17/26	3,720,000	3,661,490
UBS Group AG, Senior Notes	4.253%	3/23/28	10,530,000	10,158,072	(a)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	42,045,000	40,324,795	(a)(d)
UBS Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	6,450,000	6,358,954	(a)(d)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	7,140,000	5,835,404	(a)(d)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	40,670,000	34,612,246	(a)(d)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	33,870,000	31,470,992	(a)(d)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	9,390,000	9,259,105	(a)(d)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	12,160,000	11,919,244	(a)(d)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	9,360,000	11,365,750	(a)(d)

Total Capital Markets				647,254,257

Consumer Finance - 0.1%
American Express Co., Senior Notes	4.050%	5/3/29	15,630,000	15,167,273

Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	31,910,000	29,644,710
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	21,020,000	19,030,425

See Notes to Schedule of Investments.

26	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Financial Services - (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	14,210,000	$12,192,515
Ahold Lease USA Inc. Pass-Through- Trust, Senior Secured Notes	8.620%	1/2/25	12,137	12,259
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	156,000	165,984
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	13,980,000	12,507,411
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	7.395%	12/21/65	2,870,000	2,304,718	(a)(d)
Mastercard Inc., Senior Notes	3.850%	3/26/50	4,530,000	3,752,849
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	6,750,000	5,826,101
USAA Capital Corp., Senior Notes	2.125%	5/1/30	1,100,000	920,938	(a)
Vanguard Group Inc.	3.050%	8/22/50	21,230,000	13,549,534
Visa Inc., Senior Notes	4.300%	12/14/45	16,470,000	14,864,729

Total Financial Services				114,772,173

Insurance - 0.3%
Aon North America Inc., Senior Notes	5.450%	3/1/34	23,900,000	24,189,576
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	374,000	296,939
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	5,420,000	5,239,346
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	5,940,000	5,653,002	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	9,564,180	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	5,493,000	5,633,308
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	5,400,000	5,141,160	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000	7,119,050	(a)

Total Insurance				62,836,561

TOTAL FINANCIALS				2,666,395,247

HEALTH CARE - 4.1%
Biotechnology - 0.6%
AbbVie Inc., Senior Notes	2.600%	11/21/24	41,910,000	41,163,150
AbbVie Inc., Senior Notes	4.800%	3/15/29	13,400,000	13,426,780
AbbVie Inc., Senior Notes	3.200%	11/21/29	45,280,000	41,735,947
AbbVie Inc., Senior Notes	4.950%	3/15/31	5,910,000	5,955,135
AbbVie Inc., Senior Notes	5.050%	3/15/34	8,180,000	8,285,239
AbbVie Inc., Senior Notes	4.550%	3/15/35	140,000	135,380

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	27

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Biotechnology - (continued)
AbbVie Inc., Senior Notes	4.750%	3/15/45	472,000	$444,867
AbbVie Inc., Senior Notes	4.875%	11/14/48	2,385,000	2,282,887
AbbVie Inc., Senior Notes	4.250%	11/21/49	11,776,000	10,207,656
Amgen Inc., Senior Notes	4.663%	6/15/51	1,933,000	1,713,310
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	6,165,000	5,666,576

Total Biotechnology				131,016,927

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	1,080,000	1,071,640
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	851,000	847,296
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	1,072,000	1,058,385
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	1,975,000	1,790,247
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	19,680,000	12,539,580	(a)
Solventum Corp., Senior Notes	5.400%	3/1/29	14,230,000	14,262,549	(a)
Solventum Corp., Senior Notes	5.450%	3/13/31	14,120,000	14,088,255	(a)
Solventum Corp., Senior Notes	5.600%	3/23/34	18,290,000	18,357,996	(a)
Solventum Corp., Senior Notes	5.900%	4/30/54	14,890,000	14,865,507	(a)

Total Health Care Equipment & Supplies				78,881,455

Health Care Providers & Services - 1.6%
Centene Corp., Senior Notes	4.250%	12/15/27	8,754,000	8,353,324
Centene Corp., Senior Notes	4.625%	12/15/29	12,769,000	12,131,753
Centene Corp., Senior Notes	3.375%	2/15/30	3,060,000	2,709,849
Centene Corp., Senior Notes	3.000%	10/15/30	1,400,000	1,201,602
Centene Corp., Senior Notes	2.625%	8/1/31	1,430,000	1,174,925
Cigna Corp., Senior Notes	2.375%	3/15/31	10,000,000	8,426,559
Cigna Group, Senior Notes	4.375%	10/15/28	14,430,000	14,082,335
Cigna Group, Senior Notes	4.800%	8/15/38	26,282,000	24,704,534
Cigna Group, Senior Notes	4.900%	12/15/48	8,400,000	7,657,025
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,410,000	1,231,372
CVS Health Corp., Senior Notes	3.875%	7/20/25	2,237,000	2,195,687
CVS Health Corp., Senior Notes	3.625%	4/1/27	5,590,000	5,378,726
CVS Health Corp., Senior Notes	4.300%	3/25/28	12,360,000	12,065,649
CVS Health Corp., Senior Notes	3.750%	4/1/30	16,430,000	15,316,746
CVS Health Corp., Senior Notes	1.750%	8/21/30	10,000,000	8,218,584
CVS Health Corp., Senior Notes	1.875%	2/28/31	3,810,000	3,106,551
CVS Health Corp., Senior Notes	2.125%	9/15/31	13,700,000	11,190,401
CVS Health Corp., Senior Notes	4.125%	4/1/40	4,720,000	3,979,938
CVS Health Corp., Senior Notes	5.125%	7/20/45	12,410,000	11,444,082
CVS Health Corp., Senior Notes	5.050%	3/25/48	19,703,000	17,905,709
CVS Health Corp., Senior Notes	4.250%	4/1/50	11,275,000	9,146,328

See Notes to Schedule of Investments.

28	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	1,691,557	$1,659,046
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	946,668	970,003
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	5,059,448	5,110,261
Elevance Health Inc., Senior Notes	3.350%	12/1/24	4,140,000	4,081,904
Elevance Health Inc., Senior Notes	3.650%	12/1/27	3,165,000	3,028,671
Elevance Health Inc., Senior Notes	4.100%	5/15/32	3,580,000	3,353,302
Elevance Health Inc., Senior Notes	4.375%	12/1/47	4,000,000	3,440,132
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	773,478	(a)
HCA Inc., Senior Notes	5.375%	2/1/25	3,542,000	3,532,594
HCA Inc., Senior Notes	7.690%	6/15/25	723,000	731,942
HCA Inc., Senior Notes	5.250%	6/15/26	2,960,000	2,952,256
HCA Inc., Senior Notes	5.375%	9/1/26	518,000	518,110
HCA Inc., Senior Notes	4.500%	2/15/27	1,780,000	1,745,785
HCA Inc., Senior Notes	5.625%	9/1/28	700,000	708,914
HCA Inc., Senior Notes	5.875%	2/1/29	4,060,000	4,152,494
HCA Inc., Senior Notes	3.500%	9/1/30	14,403,000	13,030,100
HCA Inc., Senior Notes	5.500%	6/15/47	5,920,000	5,632,450
HCA Inc., Senior Notes	7.500%	11/15/95	15,410,000	17,111,447
Humana Inc., Senior Notes	3.950%	3/15/27	8,340,000	8,079,502
Humana Inc., Senior Notes	2.150%	2/3/32	4,440,000	3,552,312
Humana Inc., Senior Notes	4.625%	12/1/42	2,320,000	2,032,909
Humana Inc., Senior Notes	4.950%	10/1/44	2,476,000	2,252,360
Humana Inc., Senior Notes	4.800%	3/15/47	600,000	529,689
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	6,920,000	6,959,636	(a)
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	11,310,000	9,616,828
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	2,750,000	2,330,898
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	9,820,000	9,336,821
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	10,514,499
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	3,420,000	2,956,889
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	7,720,000	6,878,873
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	6,465,000	5,075,763
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	1,080,000	732,567
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	10,385,000	8,051,711
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	1,570,000	1,033,635

Total Health Care Providers & Services				334,089,460

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	29

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 1.5%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	5,181,000	$4,875,891	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	36,000	21,195	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	2/15/29	20,974,000	8,933,618	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	16,901,000	7,244,580	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	6,789,000	2,945,346	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	590,000	557,550	(a)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	12,823,000	12,716,983
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	7,370,000	7,444,713
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	19,870,000	20,185,212
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	3,441,000	3,081,488
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	4,060,000	4,178,843
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	3,010,000	3,099,386
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	18,500,000	18,405,849
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	2,080,000	2,069,879
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	15,090,000	15,030,410
Johnson & Johnson, Senior Notes	3.625%	3/3/37	13,500,000	11,988,308
Johnson & Johnson, Senior Notes	2.100%	9/1/40	3,700,000	2,546,313
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	16,410,000	10,738,207
Pfizer Inc., Senior Notes	2.625%	4/1/30	14,195,000	12,649,578
Pfizer Inc., Senior Notes	1.700%	5/28/30	10,390,000	8,738,372
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	6,032
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	2,420,000	2,356,273
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	6,230,000	6,269,685
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	81,598,000	76,350,539
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	9,740,000	9,441,225
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	830,000	850,849
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	25,910,000	24,923,907
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	6,060,000	6,654,177

See Notes to Schedule of Investments.

30	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance
Netherlands III BV, Senior Notes	4.100%	10/1/46	21,910,000	$15,118,505
Wyeth LLC, Senior Notes	5.950%	4/1/37	5,098,000	5,510,578

Total Pharmaceuticals				304,933,491

TOTAL HEALTH CARE				848,921,333

INDUSTRIALS - 2.8%
Aerospace & Defense - 1.3%
Boeing Co., Senior Notes	4.875%	5/1/25	31,230,000	30,887,884
Boeing Co., Senior Notes	2.196%	2/4/26	14,950,000	14,002,561
Boeing Co., Senior Notes	3.100%	5/1/26	3,720,000	3,532,442
Boeing Co., Senior Notes	2.700%	2/1/27	5,050,000	4,653,783
Boeing Co., Senior Notes	2.800%	3/1/27	4,740,000	4,380,002
Boeing Co., Senior Notes	3.200%	3/1/29	16,620,000	14,857,788
Boeing Co., Senior Notes	3.250%	2/1/35	5,994,000	4,720,038
Boeing Co., Senior Notes	3.550%	3/1/38	3,780,000	2,879,174
Boeing Co., Senior Notes	5.705%	5/1/40	11,001,000	10,537,587
Boeing Co., Senior Notes	3.750%	2/1/50	2,520,000	1,755,519
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,535,000	1,393,457
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	2,988,000	2,858,945
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	2,940,000	2,779,560
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	7,740,000	7,269,023
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	2,420,000	2,300,927
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	31,430,000	26,553,899
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	4,040,000	3,998,049
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	6,345,000	6,228,149
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	25,100,000	23,725,060
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	18,320,000	17,990,992
RTX Corp., Senior Notes	3.950%	8/16/25	10,890,000	10,714,882
RTX Corp., Senior Notes	4.125%	11/16/28	7,780,000	7,529,491
RTX Corp., Senior Notes	2.250%	7/1/30	13,000,000	11,106,753
RTX Corp., Senior Notes	6.000%	3/15/31	10,850,000	11,412,358
RTX Corp., Senior Notes	4.500%	6/1/42	11,509,000	10,276,641
RTX Corp., Senior Notes	3.030%	3/15/52	11,750,000	7,789,984
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	6,860,000	6,889,930	(a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	8,440,000	8,537,406	(a)

Total Aerospace & Defense				261,562,284

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	31

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Air Freight & Logistics - 0.1%
DP World Ltd., Senior Notes	5.625%	9/25/48	26,530,000	$25,319,834	(a)

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	3.577%	4/5/50	840,000	626,558

Commercial Services & Supplies - 0.1%
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	7,500,000	7,288,718
CoreCivic Inc., Senior Notes	4.750%	10/15/27	540,000	511,375
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	7,650,000	7,530,487	(a)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	10,890,000	10,791,452

Total Commercial Services & Supplies				26,122,032

Electrical Equipment - 0.0%††
Eaton Corp., Senior Notes	4.150%	11/2/42	4,160,000	3,653,042

Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	2,120,000	1,390,192
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	10,360,000	7,156,995
Union Pacific Corp., Senior Notes	2.891%	4/6/36	22,190,000	18,116,265
Union Pacific Corp., Senior Notes	3.839%	3/20/60	23,430,000	18,018,684
Union Pacific Corp., Senior Notes	3.750%	2/5/70	12,515,000	9,216,306

Total Ground Transportation				53,898,442

Industrial Conglomerates - 0.2%
3M Co., Senior Notes	2.375%	8/26/29	6,170,000	5,412,111
3M Co., Senior Notes	3.050%	4/15/30	3,400,000	3,055,780
3M Co., Senior Notes	3.700%	4/15/50	5,130,000	3,795,174
Honeywell International Inc., Senior Notes	5.000%	3/1/35	17,950,000	18,025,306

Total Industrial Conglomerates				30,288,371

Machinery - 0.0%††
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	5,265,000	4,904,726	(a)

Passenger Airlines - 0.5%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	8,770,000	9,270,609	(a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	17,870,000	18,442,144
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	9,901,500	9,802,746	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	9,950,000	9,734,973	(a)

See Notes to Schedule of Investments.

32	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Passenger Airlines - (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	10,237,500	$10,302,058	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	11,735,997	8,917,365	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	10,350,000	10,012,728	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	27,030,000	25,168,041	(a)

Total Passenger Airlines				101,650,664

Trading Companies & Distributors - 0.3%
Air Lease Corp., Senior Notes	3.375%	7/1/25	9,600,000	9,358,860
Air Lease Corp., Senior Notes	5.300%	2/1/28	13,660,000	13,673,707
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	4,744,000	4,348,864	(a)
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	27,270,000	24,460,770
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	10,600,000	9,264,618
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	8,840,000	8,862,038	(a)

Total Trading Companies & Distributors				69,968,857

TOTAL INDUSTRIALS				577,994,810

INFORMATION TECHNOLOGY - 0.6%
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Inc., Senior Notes	4.150%	11/15/30	1,207,000	1,141,891
Broadcom Inc., Senior Notes	3.137%	11/15/35	28,340,000	22,906,606	(a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	154,000	122,622	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	1,635,000	1,552,545	(a)
Intel Corp., Senior Notes	4.750%	3/25/50	11,385,000	10,320,028
Intel Corp., Senior Notes	3.050%	8/12/51	610,000	411,611
Micron Technology Inc., Senior Notes	5.300%	1/15/31	8,750,000	8,803,818
Micron Technology Inc., Senior Notes	5.875%	2/9/33	7,071,000	7,320,101
NVIDIA Corp., Senior Notes	3.700%	4/1/60	12,190,000	9,728,691
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	8,540,000	8,289,887

Total Semiconductors & Semiconductor Equipment				70,597,800

Software - 0.3%
Microsoft Corp., Senior Notes	2.921%	3/17/52	3,247,000	2,297,500
Oracle Corp., Senior Notes	1.650%	3/25/26	28,500,000	26,615,913

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	33

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
Oracle Corp., Senior Notes	2.950%	4/1/30	2,670,000	$2,376,915
Oracle Corp., Senior Notes	4.650%	5/6/30	9,810,000	9,623,515
Oracle Corp., Senior Notes	2.875%	3/25/31	21,200,000	18,443,303

Total Software				59,357,146

TOTAL INFORMATION TECHNOLOGY				129,954,946

MATERIALS - 1.3%
Chemicals - 0.4%
MEGlobal BV, Senior Notes	4.250%	11/3/26	12,030,000	11,596,535	(a)
OCP SA, Senior Notes	4.500%	10/22/25	12,110,000	11,842,636	(a)
OCP SA, Senior Notes	3.750%	6/23/31	11,410,000	9,754,694	(a)
OCP SA, Senior Notes	5.125%	6/23/51	11,820,000	8,939,643	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	21,740,000	19,979,725	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	25,600,000	21,304,054	(a)

Total Chemicals				83,417,287

Containers & Packaging - 0.0%††
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	780,000	629,566	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	410,000	258,741	(a)

Total Containers & Packaging				888,307

Metals & Mining - 0.7%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	3,400,000	3,361,465	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	9,785,000	9,592,224	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	13,125,000	12,532,044	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	3,490,000	3,802,748
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	8,454,000	8,671,799
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	8,260,000	8,542,676
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	3,300,000	3,179,930
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	3,170,000	3,287,813	(a)

See Notes to Schedule of Investments.

34	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	210,000	$201,583	(a)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	130,000	129,095
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	5,720,000	5,500,127
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	26,172,000	25,078,908
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	2,120,000	2,128,287	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	9,420,000	9,109,958	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	29,700,000	28,167,664
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	5,000,000	4,614,366
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	641,000	643,948
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	6,600,000	6,706,696
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,581,000	7,038,011
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,350,000	9,911,426

Total Metals & Mining				152,200,768

Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	39,840,000	35,244,305
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	7,520,000	6,251,823

Total Paper & Forest Products				41,496,128

TOTAL MATERIALS				278,002,490

REAL ESTATE - 0.1%
Diversified REITs - 0.0%††
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.500%	1/15/28	340,000	326,602	(a)

Health Care REITs - 0.0%††
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	3,294,000	3,053,842	(a)

Retail REITs - 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	23,669,269	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	600,000	444,665	(a)

Total Retail REITs				24,113,934

TOTAL REAL ESTATE				27,494,378

UTILITIES - 0.4%
Electric Utilities - 0.3%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	6,040,000	5,013,918	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	35

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electric Utilities - (continued)
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	3,000,000	$2,968,538
Duke Energy Ohio Inc., First Mortgage Bonds	3.650%	2/1/29	7,740,000	7,365,199
Exelon Corp., Senior Notes	5.625%	6/15/35	5,126,000	5,212,966
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	10,802,000	10,368,520
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	10,344,000	9,089,259
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	6,640,000	5,981,216
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	8,320,000	6,924,955
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	1,720,000	1,264,204
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	4,040,000	2,763,935
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	4,902,651

Total Electric Utilities				61,855,361

Multi-Utilities - 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	5,400,000	4,978,258
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	4,490,000	3,651,577
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	3,600,000	3,979,300

Total Multi-Utilities				12,609,135

TOTAL UTILITIES				74,464,496

TOTAL CORPORATE BONDS & NOTES (Cost - $8,415,843,056)				7,721,098,546

MORTGAGE-BACKED SECURITIES - 29.1%
FHLMC - 8.1%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	5/1/24-5/1/53	115,916,404	113,848,374
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/32-4/1/52	54,173,849	47,672,817
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	8/1/33-5/1/52	55,257,735	50,428,176
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38-8/1/53	152,884,128	152,682,445
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/40-2/1/52	426,988,286	352,116,814
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40-2/1/51	152,108,526	124,236,965

See Notes to Schedule of Investments.

36	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-4/1/52	449,593,038	$378,396,981
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	7/1/41-9/1/53	52,136,576	53,092,800
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	12/1/41-2/1/42	83,241,043	69,841,287	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	9/1/42-4/1/52	70,364,889	66,210,987
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/47-12/1/52	97,111,302	93,469,562
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	1/1/53-5/1/53	43,000,121	44,331,452
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.619%)	2.875%	11/1/47	13,651,509	13,242,125	(d)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.621%)	3.096%	2/1/50	19,104,625	18,052,604	(d)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.627%)	3.007%	11/1/48	38,797,226	36,567,601	(d)
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.285%)	2.107%	3/1/47	2,775,267	2,585,052	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/25-6/1/41	604,520	602,789
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	7/1/29- 9/1/39	1,014,209	1,043,338
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32-3/1/39	253,951	269,305
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-3/1/45	10,708,929	9,791,670
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-9/1/48	54,679,478	48,449,708
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	10/1/42-8/1/47	19,474,643	18,528,710
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	11/1/44-6/1/47	2,643,660	2,577,258

Total FHLMC				1,698,038,820

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	37

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - 12.8%
Federal National Mortgage Association (FNMA)	4.500%	1/1/27-8/1/58	154,605,467	$149,950,499
Federal National Mortgage Association (FNMA)	6.500%	2/1/29-1/1/53	19,982,391	20,693,331
Federal National Mortgage Association (FNMA)	6.000%	5/1/29-7/1/53	80,692,350	82,354,327
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	1,362,836	1,432,340
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	708	724
Federal National Mortgage Association (FNMA)	3.520%	6/1/32	1,380,000	1,275,891
Federal National Mortgage Association (FNMA)	3.670%	6/1/32	1,178,033	1,104,168
Federal National Mortgage Association (FNMA)	3.730%	6/1/32	1,643,850	1,544,190
Federal National Mortgage Association (FNMA)	3.900%	6/1/32	500,000	472,667
Federal National Mortgage Association (FNMA)	3.830%	7/1/32	1,368,712	1,291,635
Federal National Mortgage Association (FNMA)	3.860%	7/1/32	378,185	358,483
Federal National Mortgage Association (FNMA)	3.880%	7/1/32	1,952,482	1,852,936
Federal National Mortgage Association (FNMA)	4.060%	7/1/32	673,207	646,614
Federal National Mortgage Association (FNMA)	4.110%	7/1/32	469,000	450,302
Federal National Mortgage Association (FNMA)	4.130%	7/1/32	1,200,000	1,152,936
Federal National Mortgage Association (FNMA)	4.185%	7/1/32	1,591,410	1,540,886
Federal National Mortgage Association (FNMA)	4.580%	1/1/33	500,000	495,955
Federal National Mortgage Association (FNMA)	4.690%	1/1/33	696,998	696,766
Federal National Mortgage Association (FNMA)	4.840%	1/1/33	600,000	606,739
Federal National Mortgage Association (FNMA)	5.080%	1/1/33	100,000	102,596

See Notes to Schedule of Investments.

38	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	4.870%	3/1/33	300,000	$303,820
Federal National Mortgage Association (FNMA)	4.420%	4/1/33	1,922,425	1,877,341
Federal National Mortgage Association (FNMA)	3.310%	5/1/33	612,102	557,819
Federal National Mortgage Association (FNMA)	4.680%	7/1/33	700,000	699,305
Federal National Mortgage Association (FNMA)	4.820%	7/1/33	1,960,000	1,970,645
Federal National Mortgage Association (FNMA)	5.350%	7/1/33	400,000	412,259
Federal National Mortgage Association (FNMA)	3.500%	9/1/33-6/1/52	379,920,435	346,778,810
Federal National Mortgage Association (FNMA)	5.000%	10/1/33-7/1/53	116,564,160	115,353,148
Federal National Mortgage Association (FNMA)	5.490%	10/1/33	2,091,867	2,186,025
Federal National Mortgage Association (FNMA)	5.500%	10/1/33-9/1/56	139,576,668	139,997,842
Federal National Mortgage Association (FNMA)	5.800%	10/1/33	800,000	837,848
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-4/1/52	602,209,932	534,716,925
Federal National Mortgage Association (FNMA)	2.500%	3/1/38-9/1/61	488,314,431	411,291,961
Federal National Mortgage Association (FNMA)	2.000%	8/1/40-3/1/52	337,701,327	276,329,277
Federal National Mortgage Association (FNMA)	1.500%	4/1/41-3/1/51	79,177,967	61,530,080
Federal National Mortgage Association (FNMA)	2.000%	12/1/41-8/1/42	89,944,419	75,475,920	(b)
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-6/1/57	281,797,387	264,820,527
Federal National Mortgage Association (FNMA)	6.500%	2/1/53-3/1/54	25,117,491	25,830,928	(b)
Federal National Mortgage Association (FNMA)	3.000%	4/1/54	51,000,000	43,882,722	(f)
Federal National Mortgage Association (FNMA)	4.500%	4/1/54	29,300,000	27,904,694	(f)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	39

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	5.000%	4/1/54	48,900,000	$47,717,570	(f)
Federal National Mortgage Association (FNMA)	6.000%	4/1/54	18,000,000	18,166,684	(f)
Federal National Mortgage Association (FNMA)	6.500%	4/1/54	16,000,000	16,348,391	(f)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.831%)	6.903%	11/1/35	6,113	6,179	(d)

Total FNMA				2,683,020,705

GNMA - 8.2%
Government National Mortgage Association (GNMA)	6.500%	4/15/28-1/15/39	847,764	869,080
Government National Mortgage Association (GNMA)	7.000%	8/15/28-7/15/31	14,717	15,272
Government National Mortgage Association (GNMA)	6.000%	1/15/29-2/15/37	2,900,451	2,979,257
Government National Mortgage Association (GNMA)	7.500%	12/15/30-9/15/31	4,273	4,258
Government National Mortgage Association (GNMA)	8.000%	12/15/30	6,193	6,194
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	2,111,781	2,163,999
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	22,472,134	20,229,369
Government National Mortgage Association (GNMA)	4.000%	4/15/47-3/15/50	19,556,054	19,171,966
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	7,614,052	7,078,639
Government National Mortgage Association (GNMA) II	5.000%	4/20/35-5/20/53	142,610,947	141,306,205
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	706,736	743,648
Government National Mortgage Association (GNMA) II	6.000%	9/20/38-1/20/54	61,216,384	62,037,322
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-9/20/52	132,022,816	128,337,071
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-6/20/52	168,210,990	154,174,538
Government National Mortgage Association (GNMA) II See Notes to Schedule of Investments.	4.000%	3/20/45-6/20/52	123,147,645	116,684,793

See Notes to Schedule of Investments.

40	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	3.000%	1/20/46-4/20/53	202,865,977	$178,102,746
Government National Mortgage Association (GNMA) II	2.500%	8/20/50-12/20/51	311,054,600	263,038,883
Government National Mortgage Association (GNMA) II	2.000%	10/20/50	200,959,256	164,891,692	(b)
Government National Mortgage Association (GNMA) II	2.000%	1/20/51-2/20/51	151,148,417	123,957,782
Government National Mortgage Association (GNMA) II	2.500%	4/20/51	56,796,614	48,447,096	(b)
Government National Mortgage Association (GNMA) II	5.500%	11/20/52-8/20/53	170,076,208	170,655,211
Government National Mortgage Association (GNMA) II	2.500%	4/20/54	300,000	255,555	(f)
Government National Mortgage Association (GNMA) II	4.000%	4/20/54	9,200,000	8,609,778	(f)
Government National Mortgage Association (GNMA) II	4.500%	4/20/54	46,700,000	44,878,003	(f)
Government National Mortgage Association (GNMA) II	5.000%	4/20/54	13,400,000	13,171,034	(f)
Government National Mortgage Association (GNMA) II	5.500%	4/20/54	28,100,000	28,078,000	(f)
Government National Mortgage Association (GNMA) II	6.500%	4/20/54	5,100,000	5,185,828	(f)

Total GNMA				1,705,073,219

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $6,483,007,004)				6,086,132,744

COLLATERALIZED MORTGAGE OBLIGATIONS(g) - 12.7%
245 Park Avenue Trust, 2017-245P A	3.508%	6/5/37	16,410,000	15,081,930	(a)
280 Park Avenue Mortgage Trust, 2017-280P E (1 mo. Term SOFR + 2.419%)	7.737%	9/15/34	10,880,000	10,045,536	(a)(d)
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	8.445%	9/15/34	1,780,000	1,619,616	(a)(d)
Alternative Loan Trust, 2006-6CB 1A4	5.500%	5/25/36	2,555,689	2,076,390
Alternative Loan Trust, 2006-18CB A6 PAC (-4.000 x 1 mo. Term SOFR + 28.142%)	6.824%	7/25/36	4,509,122	4,012,227	(d)
Alternative Loan Trust, 2006-23CB 2A6, PAC (-4.000 x 1 mo. Term SOFR + 27.942%)	6.624%	8/25/36	2,362,165	1,237,942	(d)
Alternative Loan Trust, 2006-43CB 3A3, IO (-1.000 x 1 mo. Term SOFR +6.516%)	1.186%	2/25/37	10,344,834	1,195,985	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	41

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. Term SOFR + 0.314%)	5.643%	7/20/46	213,473	$170,910	(d)
Angel Oak Mortgage Trust, 2023-1 A1	4.750%	9/26/67	23,721,068	23,062,194	(a)
Angel Oak Mortgage Trust I LLC, 2019-2 B1	5.016%	3/25/49	11,000,000	10,865,944	(a)(d)
Banc of America Funding Trust, 2015-R2 3A2 (1 mo. Term SOFR + 0.374%)	5.704%	4/29/37	6,753,291	6,663,404	(a)(d)
BANK, 2020-BN29 C	3.029%	11/15/53	2,500,000	1,912,912	(d)
BANK, 2023-5YR1 A2	5.779%	4/15/56	18,300,000	18,631,565
BBCCRE Trust, 2015-GTP E	4.563%	8/10/33	33,260,000	23,470,890	(a)(d)
BBCMS Trust, 2018-CBM D (1 mo. Term SOFR + 2.688%)	8.014%	7/15/37	16,390,000	15,560,622	(a)(d)
BCAP LLC Trust, 2010-RR9 6A2	6.000%	10/26/35	7,315,221	5,460,432	(a)(d)
Bear Stearns Asset Backed Securities Trust, 2004-AC6 A1	5.750%	11/25/34	1,637,860	1,390,990
Bear Stearns Asset Backed Securities Trust, 2006-AC4 A2 (-4.333 x 1 mo. Term SOFR + 35.754%)	12.662%	7/25/36	1,342,993	1,542,872	(d)
Bear Stearns Mortgage Funding Trust,
2007-AR2 A1 (1 mo. Term SOFR + 0.454%)	5.784%	3/25/37	7,356,140	6,771,661	(d)
Benchmark Mortgage Trust, 2019-B12 WMA	4.246%	8/15/52	5,000,000	4,179,381	(a)(d)
Benchmark Mortgage Trust, 2023-V3 A3	6.363%	7/15/56	30,000,000	31,379,610	(d)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	28,980,000	21,573,205	(d)
Benchmark Mortgage Trust, 2023-V2 A3	5.812%	5/15/55	20,000,000	20,464,172	(d)
BHMS Mortgage Trust, 2018-MZB (1 mo. Term SOFR + 6.934%)	12.259%	7/15/25	64,310,000	62,177,673	(a)(d)
BIG Commercial Mortgage Trust, 2022-BIG F (1 mo. Term SOFR + 5.436%)	10.761%	2/15/39	13,160,000	12,794,406	(a)(d)
BPR Trust, 2022-OANA A (1 mo. Term SOFR + 1.898%)	7.223%	4/15/37	9,650,000	9,709,732	(a)(d)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	9.329%	10/15/38	7,819,302	7,760,899	(a)(d)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	9.431%	2/15/39	20,336,375	20,130,457	(a)(d)
BX Commercial Mortgage Trust, 2023-VLT2 A (1 mo. Term SOFR + 2.281%)	7.606%	6/15/40	14,170,000	14,255,532	(a)(d)
BX Commercial Mortgage Trust, 2023-XL3 A (1 mo. Term SOFR + 1.761%)	7.087%	12/9/40	21,040,000	21,205,530	(a)(d)

See Notes to Schedule of Investments.

42	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
BX Commercial Mortgage Trust, 2024-XL5 A (1 mo. Term SOFR + 1.392%)	6.692%	3/15/41	16,080,000	$16,111,945	(a)(d)
BX Trust, 2022-PSB A (1 mo. Term SOFR + 2.451%)	7.776%	8/15/39	26,669,329	26,869,184	(a)(d)
CD Mortgage Trust, 2017-CD3 A4	3.631%	2/10/50	11,500,000	10,634,850
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2005-4A A1 (1 mo. Term SOFR + 0.314%)	5.644%	10/25/36	189,212	173,603	(a)(d)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	2,800,000	2,753,156
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	9,194,000	8,372,942	(d)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	3.192%	8/25/35	33,101	25,637	(d)
Cold Storage Trust, 2020-ICE5 A (1 mo. Term SOFR + 1.014%)	6.332%	11/15/37	93,885,425	93,721,698	(a)(d)
COLT Mortgage Loan Trust, 2022-6 A1	4.650%	6/27/67	12,347,043	12,082,461	(a)
Commercial Mortgage Pass-Through Certificates, 2014-CR21 A3	3.528%	12/10/47	486,173	476,075
Commercial Mortgage Pass-Through Certificates, 2015-DC1 C	4.274%	2/10/48	3,070,000	2,793,125	(d)
Commercial Mortgage Trust, 2014-CR19 B	4.621%	8/10/47	8,410,000	8,190,553	(d)
Commercial Mortgage Trust, 2014-CR21 C	4.409%	12/10/47	11,948,000	11,231,218	(d)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	7,160,000	6,690,939	(d)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	15,770,000	12,841,095	(a)
Commercial Mortgage Trust, 2020-CX B	2.446%	11/10/46	5,000,000	4,034,004	(a)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	12,520,000	11,109,526	(a)
CSMC Trust, 2014-USA E	4.373%	9/15/37	13,470,000	6,925,576	(a)
CSMC Trust, 2017-CHOP G (PRIME + 2.294%)	10.794%	7/15/32	23,400,000	20,209,010	(a)(d)
CSMC Trust, 2017-TIME A	3.646%	11/13/39	21,200,000	13,924,357	(a)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	31,347,492	27,820,984	(a)(d)
CSMC Trust, 2020-FACT F (1 mo. Term SOFR + 6.521%)	11.847%	10/15/37	7,990,000	7,047,243	(a)(d)
CSMC Trust, 2020-RPL3 A1	4.081%	3/25/60	140,904	140,440	(a)(d)
CSMC Trust, 2020-RPL6 A1	3.402%	3/25/59	24,643,144	24,480,164	(a)(d)
CSMC Trust, 2021-RPL1 A1	4.037%	9/27/60	11,258,576	10,907,330	(a)(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	43

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
CSMC Trust, 2022-7R 1A1 (30 Day Average SOFR + 4.500%)	9.822%	10/25/66	40,818,023	$40,657,424	(a)(d)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	9.270%	1/15/25	33,000,000	30,019,527	(a)(d)
DBCG Mortgage Trust, 2017-BBG A	8.500%	6/15/34	20,260,000	20,310,901	(a)(d)
DTP Commercial Mortgage Trust, 2023-STE2 A	5.648%	1/15/41	21,950,000	22,038,889	(a)(d)
Extended Stay America Trust, 2021-ESH A (1 mo. Term SOFR + 1.194%)	6.519%	7/15/38	12,269,312	12,273,341	(a)(d)
Extended Stay America Trust, 2021-ESH E (1 mo. Term SOFR + 2.964%)	8.289%	7/15/38	6,765,492	6,765,301	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	15,503,008	930,504	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	34,072,000	3,027,992	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2020-ML07 XUS, IO	1.985%	10/25/36	32,965,775	4,752,676	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019-RR01 X, IO	1.534%	6/25/28	22,500,000	1,175,490	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.241%	6/25/29	6,300,000	350,175	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.834%	10/25/29	27,551,214	1,035,289	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 XAM, IO	1.386%	1/25/30	15,496,000	1,053,821	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K106 X1, IO	1.318%	1/25/30	45,823,990	2,850,701	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K110 X1, IO	1.695%	4/25/30	49,530,327	3,864,470	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K116 X1, IO	1.422%	7/25/30	10,186,688	699,845	(d)

See Notes to Schedule of Investments.

44	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K120 X1, IO	1.036%	10/25/30	10,005,453	$518,682	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K122 X1, IO	0.878%	11/25/30	15,842,556	717,204	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K123 X1, IO	0.771%	12/25/30	35,816,683	1,438,441	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K128 X1, IO	0.514%	3/25/31	124,205,298	3,484,679	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K130 X1, IO	1.037%	6/25/31	24,146,911	1,416,801	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K133 X1, IO	0.347%	9/25/31	98,038,445	2,115,199	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K137 X1, IO	0.198%	11/25/31	15,002,653	182,329	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K142 X1, IO	0.296%	3/25/32	69,249,043	1,409,315	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K143 X1, IO	0.342%	4/25/55	6,987,436	166,871	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K145 X1, IO	0.317%	6/25/55	74,865,652	1,711,361	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K146 X1, IO	0.230%	6/25/54	103,465,342	1,867,767	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K147 X1, IO	0.358%	6/25/32	24,948,576	662,879	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K149 X1, IO	0.264%	8/25/32	295,002,904	6,232,320	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K154 X1, IO	0.353%	1/25/33	99,512,721	2,850,383	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	45

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K155 X1, IO	0.265%	4/25/33	177,838,853	$4,037,618	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.281%	7/25/26	19,090,254	425,016	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K737 X1, IO	0.629%	10/25/26	42,281,975	507,853	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K741 X1, IO	0.566%	12/25/27	42,871,472	755,657	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.775%	3/25/28	20,377,327	401,380	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K743 X1, IO	0.921%	5/25/28	75,551,080	2,409,641	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K131 X1, IO	0.728%	7/25/31	63,912,971	2,744,870	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.323%	7/25/35	18,304,787	1,893,952	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K-1518 X1, IO	0.864%	10/25/35	40,458,356	2,690,375	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.471%	2/25/36	12,940,879	490,901	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K-157 X1, IO	0.254%	5/25/33	65,197,011	1,473,009	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K-161 X1, IO	0.171%	10/25/33	48,000,000	869,549	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.225%	6/25/27	11,492,786	236,800	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	2,797,196	2,878,550

See Notes to Schedule of Investments.

46	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	4,423,735	$4,432,947
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 30 Day Average SOFR + 6.176%)	0.857%	11/15/36	510,249	44,991	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 30 Day Average SOFR + 6.316%)	0.997%	2/15/37	2,840,643	255,039	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 30 Day Average SOFR + 5.916%)	0.597%	9/15/37	851,587	66,855	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3422 AI, IO, Step bond (4.650% to 6/1/26 then 5.650%)	0.250%	1/15/38	321,319	2,955
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 30 Day Average SOFR + 6.116%)	0.797%	1/15/40	1,089,816	101,040	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	1,386,781	1,386,718
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.517%	10/15/41	1,950,523	174,432	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 30 Day Average SOFR + 6.376%)	1.057%	12/15/41	1,971,512	221,976	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 30 Day Average SOFR + 5.936%)	0.617%	8/15/39	1,421,220	112,992	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.567%	8/15/42	562,057	59,848	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	1,336,096	117,933
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4146 DI, IO	3.000%	12/15/31	841,487	35,089
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 30 Day Average SOFR + 6.136%)	0.817%	9/15/42	983,272	79,902	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	418,702	11,249

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	47

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	118,173	$2,226
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4391 MZ	3.000%	9/15/44	10,102,598	8,787,594
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	0.000%	4/15/41	1,928,673	108,608	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	7,361,051	6,504,839
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	4,980,410	4,401,936
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	4,053,816	3,499,256
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	7,376,924	5,931,922
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	7,970,550	1,191,063
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	21,832,058	3,509,680
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	8,936,713	1,455,808
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	16,795,417	2,224,844
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	5,091,906	684,920
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	26,080,861	4,031,932
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5068 AI, IO	3.000%	11/25/50	9,270,343	1,521,276
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5069 MI, IO	2.500%	2/25/51	6,167,793	914,132
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 NI, IO	2.000%	3/25/51	11,280,658	1,365,386
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	10,144,528	8,660,475
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5129 KI, IO	4.000%	11/25/49	8,455,844	1,412,152
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	32,110,949	4,468,955
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	6,073,300	834,689

See Notes to Schedule of Investments.

48	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 CI, IO	2.000%	6/25/49	3,054,166	$351,695
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5168 CI, IO	4.000%	11/25/51	9,762,852	1,935,485
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5173 LI, IO	2.500%	5/25/50	4,027,071	633,836
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5181 AI, IO	2.500%	3/25/49	8,984,313	1,316,833
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	5,348,256	700,979
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	13,209,410	11,875,919
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	8,600,000	6,716,945
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	44,949,651	7,284,738
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5282 GI, IO	4.000%	2/25/50	18,003,216	3,597,588
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5389 IA, IO	2.500%	10/25/51	15,383,766	2,656,769
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5389 IC, IO	4.500%	11/25/51	3,212,662	725,102
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 B1 (30 Day Average SOFR + 4.800%)	10.120%	10/25/50	18,832,000	21,175,390	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	7.120%	1/25/51	21,766,569	21,946,805	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	8.370%	1/25/34	13,330,000	14,113,231	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	7.720%	2/25/42	30,104,000	30,692,142	(a)(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	49

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA5 M2 (30 Day Average SOFR + 6.750%)	12.070%	6/25/42	7,600,000	$8,631,107	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA6 M1B (30 Day Average SOFR + 3.700%)	9.020%	9/25/42	5,000,000	5,306,704	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	10,555,688	10,394,950	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	139,847	4,667
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	0.000%	2/15/38	411,136	26,067	(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	0.667%	8/15/44	3,583,999	374,002	(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.567%	12/15/46	9,260,176	930,649	(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C14, IO	4.000%	11/15/52	3,807,786	796,705
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C17, IO	4.500%	11/15/52	693,927	179,037
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 400 C9, IO	2.000%	3/25/52	4,133,402	552,408
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	8.720%	8/25/33	13,640,000	14,865,409	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	7.620%	8/25/33	24,092,614	24,582,316	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	9.820%	6/25/42	33,000,000	35,739,244	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2014-C03 1M2 (30 Day Average SOFR + 3.114%)	8.435%	7/25/24	19,954,784	20,069,506	(d)

See Notes to Schedule of Investments.

50	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2 (30 Day Average SOFR + 5.114%)	10.435%	7/25/25	4,220,362	$4,390,716	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1B1 (30 Day Average SOFR + 3.864%)	9.185%	10/25/30	21,245,000	22,938,747	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-R07 1B1 (30 Day Average SOFR + 4.464%)	9.785%	4/25/31	8,097,727	8,714,359	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.535%	7/25/39	3,900,886	4,065,709	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2022-R07 1M1 (30 Day Average SOFR + 2.950%)	8.271%	6/25/42	12,084,388	12,422,217	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2022-R08 1M2 (30 Day Average SOFR + 3.600%)	8.920%	7/25/42	3,000,000	3,172,749	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	4,701,790	4,398,243
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.826%	6/25/34	11,094,687	420,038	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.556%	6/25/29	51,779,721	1,140,534	(d)
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	3,208,754	2,768,783
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.448%	9/25/34	39,517,830	1,928,170	(d)
Federal National Mortgage Association (FNMA) Grantor Trust, 2017-T1 A	2.898%	6/25/27	3,972,908	3,743,763
Federal National Mortgage Association (FNMA) REMIC, 2005-88 IP, IO	1.522%	10/25/35	1,031,855	71,767	(d)
Federal National Mortgage Association (FNMA) REMIC, 2006-28 IP, IO	1.690%	3/25/36	661,552	41,614	(d)
Federal National Mortgage Association (FNMA) REMIC, 2006-59 IP, IO	2.302%	7/25/36	1,506,442	147,171	(d)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP1, IO	5.313%	12/25/36	1,776,079	162,782	(d)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP2, IO	5.313%	12/25/36	1,964,830	144,173	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	51

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000x 30 Day Average SOFR + 6.366%)	1.045%	4/25/40	842,729	$87,791	(d)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	3,762,288	3,680,448
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	429,616	438,240
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000x 30 Day Average SOFR + 6.586%)	1.265%	10/25/26	124,277	2,157	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	101,505	103,254
Federal National Mortgage Association (FNMA) REMIC, 2012-35 SC, IO (-1.000x 30 Day Average SOFR + 6.386%)	1.065%	4/25/42	1,043,656	119,822	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-46 BA	6.000%	5/25/42	1,625,090	1,679,522
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	2,393,849	2,571,927
Federal National Mortgage Association (FNMA) REMIC, 2012-74 OA, PO	0.000%	3/25/42	137,805	123,708
Federal National Mortgage Association (FNMA) REMIC, 2012-74 SA, IO (-1.000x 30 Day Average SOFR + 6.536%)	1.215%	3/25/42	1,562,166	95,720	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	82,457	73,785
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000x 30 Day Average SOFR + 6.486%)	1.165%	7/25/42	187,707	20,839	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	251,665	8,042
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	85,422	1,156
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	9,500,312	8,485,317
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000x 30 Day Average SOFR + 6.036%)	0.715%	12/25/42	1,354,098	142,629	(d)

See Notes to Schedule of Investments.

52	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.715%	12/25/42	991,904	$118,792	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000x 30 Day Average SOFR + 6.036%)	0.715%	12/25/42	3,419,166	389,033	(d)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	2,268,305	2,378,533
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	6,517,542	6,613,007
Federal National Mortgage Association (FNMA) REMIC, 2013-9 SA, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.715%	3/25/42	1,699,389	91,560	(d)
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	2,003,266	359,380
Federal National Mortgage Association (FNMA) REMIC, 2013-26 HI, IO	3.000%	4/25/32	97,393	3,237
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	2,020,244	359,568
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000x 30 Day Average SOFR + 6.036%)	0.715%	6/25/43	2,454,368	289,263	(d)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000x 30 Day Average SOFR + 5.836%)	0.515%	12/25/43	5,477,584	503,664	(d)
Federal National Mortgage Association (FNMA) REMIC, 2014-6 Z	2.500%	2/25/44	8,830,150	7,487,214
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	0.000%	8/25/44	2,066,400	92,401	(d)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	0.000%	8/25/55	4,142,813	145,722	(d)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000x 30 Day Average SOFR + 6.036%)	0.715%	8/25/45	1,444,725	177,310	(d)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	8,135,704	6,881,709
Federal National Mortgage Association (FNMA) REMIC, 2016-23 ST, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.565%	11/25/45	8,361,876	932,306	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	53

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2016-61 BS, IO (-1.000 x 30 Day Average SOFR + 5.986%)	0.665%	9/25/46	3,526,533	$253,831	(d)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 30 Day Average SOFR + 5.986%)	0.665%	10/25/57	16,083,608	1,835,688	(d)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 30 Day Average SOFR + 6.086%)	0.765%	11/25/47	5,108,947	467,906	(d)
Federal National Mortgage Association (FNMA) REMIC, 2020-37 IM, IO	4.000%	6/25/50	15,052,467	2,990,940
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	13,903,837	8,300,930
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	27,754,501	21,514,029
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	9,116,905	1,484,053
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	25,376,801	21,877,406
Federal National Mortgage Association (FNMA) REMIC, 2020-61 NI, IO	3.500%	9/25/50	9,128,836	1,540,656
Federal National Mortgage Association (FNMA) REMIC, 2020-73 KI, IO	3.000%	10/25/50	7,260,071	1,175,279
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	7,396,863	1,205,846
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	47,202,047	7,189,750
Federal National Mortgage Association (FNMA) REMIC, 2020-97 AI, IO	2.000%	1/25/51	19,043,762	2,583,399
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	6,220,899	1,013,269
Federal National Mortgage Association (FNMA) REMIC, 2021-3 NI, IO	2.500%	2/25/51	12,988,798	1,913,715
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	37,249,751	5,827,746
Federal National Mortgage Association (FNMA) REMIC, 2021-4 GI, IO, PAC	3.000%	2/25/51	6,117,635	978,868
Federal National Mortgage Association (FNMA) REMIC, 2021-8 DI, IO, PAC	3.500%	3/25/51	4,307,058	915,590
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	7,895,781	6,366,078

See Notes to Schedule of Investments.

54	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2021-33 AI, IO	2.500%	5/25/47	30,979,449	$4,048,038
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	40,280,198	6,296,053
Federal National Mortgage Association (FNMA) REMIC, 2021-44 MI, IO	2.500%	7/25/51	13,018,225	2,216,111
Federal National Mortgage Association (FNMA) REMIC, 2021-52 CI, IO	2.500%	12/25/47	10,191,356	1,381,111
Federal National Mortgage Association (FNMA) REMIC, 2021-63 QI, IO, PAC	2.500%	6/25/51	13,023,414	1,634,642
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	7,944,026	6,912,982
Federal National Mortgage Association (FNMA) REMIC, 2021-89 AI, IO	2.500%	4/25/48	6,169,398	898,453
Federal National Mortgage Association (FNMA) REMIC, 2022-86 IO, IO	2.500%	5/25/50	15,926,131	2,218,927
Federal National Mortgage Association (FNMA) STRIPS, 384 14, IO	5.500%	1/25/40	238,735	42,365
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	441,472	95,259
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	207,214	39,490
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	106,637	20,364	(d)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	91,377	19,127	(d)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	133,365	20,714
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	634,140	133,195
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	578,895	14,032
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	36,438	1,104
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	1,524,883	238,957
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	1,133,522	211,463
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	522,525	100,570

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	55

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 427 C73, IO	3.000%	12/25/48	49,598,317	$7,941,339
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1 (1 mo. Term SOFR + 0.444%)	5.774%	6/25/37	6,692,612	1,613,093	(d)
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	684,352,140	2,975,016	(a)
Government National Mortgage Association (GNMA), 2006-16 GS, IO (-1.000 x 1 mo. Term SOFR + 6.876%)	1.547%	4/20/36	284,366	25,889	(d)
Government National Mortgage Association (GNMA), 2007-51 SG, IO (-1.000 x 1 mo. Term SOFR + 6.466%)	1.137%	8/20/37	1,134,862	32,699	(d)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. Term SOFR + 6.366%)	1.037%	4/20/40	174,291	18,872	(d)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC(-1.000x1mo. Term SOFR + 6.536%)	1.207%	1/20/40	6,996	23	(d)
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	19,359,558	19,435,033
Government National Mortgage Association (GNMA), 2010-118 IO, IO	0.000%	4/16/53	773,937	8	(d)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. Term SOFR + 1.114%)	6.451%	5/20/60	119,089	119,780	(d)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	5.794%	8/20/58	307,090	305,889	(d)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. Term SOFR + 0.494%)	5.824%	12/20/60	130,045	129,737	(d)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. Term SOFR + 0.514%)	5.844%	12/20/60	2,048,433	2,044,255	(d)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	28,215	9
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. Term SOFR + 0.564%)	5.894%	2/20/61	621,620	620,672	(d)

See Notes to Schedule of Investments.

56	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Government National Mortgage Association (GNMA), 2011-H08 FG (1mo. Term SOFR + 0.594%)	5.924%	3/20/61	1,746,622	$1,744,915	(d)
Government National Mortgage Association (GNMA), 2011-H09 AF (1mo. Term SOFR + 0.614%)	5.944%	3/20/61	1,251,660	1,250,610	(d)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. Term SOFR + 5.936%)	0.607%	3/20/42	773,594	72,953	(d)
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	40,034	11
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	0.659%	8/16/42	1,331,973	136,885	(d)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.612%	1/16/54	20,960,671	443,348	(d)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.061%	10/16/48	21,319,642	29,958	(d)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.568%	11/16/47	7,564,987	108,537	(d)
Government National Mortgage Association (GNMA), 2013-107 AD	2.833%	11/16/47	3,094,816	2,760,361	(d)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	0.000%	11/20/42	843,695	21,391	(d)
Government National Mortgage Association (GNMA), 2014-17 AM	3.536%	6/16/48	230,326	215,550	(d)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	408,139	3,410
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	284,225	55,920
Government National Mortgage Association (GNMA), 2016-21 ST, IO (-1.000 x 1 mo. Term SOFR + 6.036%)	0.707%	2/20/46	11,111,522	1,084,178	(d)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	2,091,075	419,506
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	0.659%	10/16/46	4,577,681	629,138	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	57

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Government National Mortgage Association (GNMA), 2016-H06 FD (1 mo. Term SOFR + 1.034%)	6.364%	7/20/65	135,610	$135,521	(d)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.447%	8/16/58	12,094,753	295,637	(d)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.687%	2/16/57	15,191,846	549,162	(d)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.584%	7/16/58	6,850,595	192,403	(d)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.526%	2/16/59	4,744,672	141,793	(d)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.505%	4/16/57	28,446,859	839,174	(d)
Government National Mortgage Association (GNMA), 2017-157 IO, IO	0.519%	12/16/59	3,203,552	109,838	(d)
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	0.836%	7/20/67	19,219,531	917,834	(d)
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	0.048%	9/20/67	15,004,671	649,147	(d)
Government National Mortgage Association (GNMA), 2017-H20 IB, IO	0.252%	10/20/67	7,565,549	258,815	(d)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	0.289%	11/20/67	2,138,817	67,932	(d)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	2,845,688	2,487,038
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. Term SOFR + 0.414%)	5.744%	2/20/68	4,244,349	4,202,809	(d)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. Term SOFR + 0.414%)	5.744%	5/20/68	8,032,873	8,043,760	(d)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. Term SOFR + 0.414%)	5.744%	5/20/68	5,009,186	4,987,128	(d)
Government National Mortgage Association (GNMA), 2018-H13 FC (1 mo. Term SOFR + 0.414%)	5.744%	7/20/68	3,639,809	3,622,978	(d)
Government National Mortgage Association (GNMA), 2018-H17 FG (12 mo. Term SOFR + 0.965%)	5.768%	10/20/68	3,730,470	3,721,423	(d)

See Notes to Schedule of Investments.

58	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	3,629,047	$3,215,553
Government National Mortgage Association (GNMA), 2020-118 IO, IO	0.881%	6/16/62	20,868,720	1,278,363	(d)
Government National Mortgage Association (GNMA), 2020-155 IO, IO	1.271%	9/16/60	19,567,413	1,722,101	(d)
Government National Mortgage Association (GNMA), 2020-173 MI, IO	2.500%	11/20/50	22,848,589	3,159,233
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	14,558,961	2,638,730
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	5,212,364	947,248
Government National Mortgage Association (GNMA), 2020-89 IA, IO	1.165%	4/16/62	39,542,113	3,212,405	(d)
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	25,562,418	19,296,019
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.838%	5/16/60	22,862,298	1,304,171	(d)
Government National Mortgage Association (GNMA), 2020-123 IL, IO, PAC	2.500%	8/20/50	5,936,594	760,504
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	19,020,274	2,609,161
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	8,880,248	1,189,042
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	8,496,731	1,139,656
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	5,983,998	799,167
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	8,125,695	1,167,246
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	26,857,438	3,611,700
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	59,783,520	6,658,103
Government National Mortgage Association (GNMA), 2020-184, IO, IO	0.912%	11/16/60	7,419,107	465,825	(d)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Government National Mortgage Association (GNMA), 2020-187 MI, IO, PAC	3.000%	12/20/50	4,346,515	$760,282
Government National Mortgage Association (GNMA), 2020-H09 FL (1 mo. Term SOFR + 1.264%)	6.594%	5/20/70	17,646,693	17,747,339	(d)
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. Term SOFR + 1.364%)	6.694%	4/20/70	3,778,912	3,829,756	(d)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. Term SOFR + 0.614%)	5.944%	7/20/70	1,659,633	1,627,459	(d)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. Term SOFR + 0.564%)	5.894%	7/20/70	5,674,743	5,546,781	(d)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. Term SOFR + 0.564%)	5.894%	7/20/70	1,986,745	1,942,073	(d)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. Term SOFR + 0.514%)	5.844%	8/20/70	35,143	34,767	(d)
Government National Mortgage Association (GNMA), 2020-H20 FA (1 mo. Term SOFR + 0.464%)	5.794%	4/20/70	3,861,516	3,764,065	(d)
Government National Mortgage Association (GNMA), 2021-5 IO, IO	1.112%	1/16/61	13,135,585	1,013,247	(d)
Government National Mortgage Association (GNMA), 2021-14 AB	1.340%	6/16/63	20,425,864	15,251,051
Government National Mortgage Association (GNMA), 2021-14 IO, IO	1.325%	6/16/63	21,062,138	1,976,109	(d)
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	38,892,155	29,316,261
Government National Mortgage Association (GNMA), 2021-26 AI, IO	2.000%	2/20/51	6,074,178	698,650
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	447,685	78,456
Government National Mortgage Association (GNMA), 2021-37, IO, IO	0.805%	1/16/61	21,468,445	1,260,389	(d)
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.826%	5/16/63	31,596,094	1,896,492	(d)

See Notes to Schedule of Investments.

60	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.871%	10/16/62	28,847,511	$1,772,126	(d)
Government National Mortgage Association (GNMA), 2021-77 LC, PAC	1.250%	7/20/50	1,632,927	1,281,676
Government National Mortgage Association (GNMA), 2021-108 IO, IO	0.967%	6/16/61	48,755,915	3,458,632	(d)
Government National Mortgage Association (GNMA), 2021-110 IO, IO	0.873%	11/16/63	11,248,955	737,557	(d)
Government National Mortgage Association (GNMA), 2021-115 MI, IO, PAC	2.500%	5/20/51	3,380,264	353,712
Government National Mortgage Association (GNMA), 2021-133, IO, IO	0.881%	7/16/63	21,102,018	1,396,715	(d)
Government National Mortgage Association (GNMA), 2021-147 KI	1.144%	6/16/61	25,831,218	2,144,180	(d)
Government National Mortgage Association (GNMA), 2021-159 JI, IO, PAC	2.500%	6/20/51	5,288,443	501,402
Government National Mortgage Association (GNMA), 2021-169 IO, IO	1.112%	6/16/61	15,268,368	1,244,247	(d)
Government National Mortgage Association (GNMA), 2021-191 NI, IO	3.000%	10/20/51	1,550,887	293,492
Government National Mortgage Association (GNMA), 2022-3 B	1.850%	2/16/61	3,300,000	1,653,767
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	9,022,412	443,600	(d)
Government National Mortgage Association (GNMA), 2022-4 Z	1.900%	3/16/64	2,516,146	1,208,211
Government National Mortgage Association (GNMA), 2022-50 NI, IO	3.000%	9/20/48	4,098,333	610,374
Government National Mortgage Association (GNMA), 2022-55 IO, IO	0.566%	1/16/63	28,002,909	1,362,169	(d)
Government National Mortgage Association (GNMA), 2022-59 IO, IO	0.571%	2/16/62	64,177,022	3,101,149	(d)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	11,700,000	9,753,315
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	5,330,197	4,269,581
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	33,657,663	30,153,015

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Government National Mortgage Association (GNMA), 2022-147 B	2.200%	10/16/63	5,600,000	$3,945,320
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	23,799,505	19,763,654
Government National Mortgage Association (GNMA), 2022-196 BE	3.000%	10/16/64	16,429,514	12,097,771	(d)
Government National Mortgage Association (GNMA), 2022-210 IO, IO	0.697%	7/16/64	10,738,574	672,869	(d)
Government National Mortgage Association (GNMA), 2022-216 IO, IO	0.749%	7/16/65	21,795,167	1,406,684	(d)
Government National Mortgage Association (GNMA), 2022-220 E	3.000%	10/16/64	14,200,000	10,563,286	(d)
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	59,490,666	46,008,749
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	59,990,588	3,792,701	(d)
Government National Mortgage Association (GNMA), 2023-179 IO, IO	0.611%	9/16/63	180,156,940	7,378,390	(d)
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. Term SOFR + 0.754%)	6.084%	10/25/45	1,008,529	989,631	(d)
GreenPoint Mortgage Funding Trust, 2005-AR5 2A1 (1 mo. Term SOFR + 0.674%)	6.004%	11/25/45	7,723,426	4,205,076	(d)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. Term SOFR + 0.574%)	5.904%	4/25/36	1,674	14,999	(d)
GS Mortgage Securities Corp. Trust, 2018-HULA G (1 mo. Term SOFR + 3.703%)	9.033%	7/15/25	12,619,288	12,163,000	(a)(d)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	10.072%	11/15/32	12,548,000	12,345,352	(a)(d)
GS Mortgage Securities Corp. Trust, 2018-SRP5 A (1 mo. Term SOFR + 1.847%)	7.173%	9/15/31	51,605,646	33,817,272	(a)(d)
GS Mortgage Securities Corp. Trust, 2024-70P E	8.666%	3/10/41	25,250,000	25,732,280	(a)(d)
GS Mortgage Securities Trust, 2015- GC30 B	4.024%	5/10/50	16,340,000	15,263,738	(d)

See Notes to Schedule of Investments.

62	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
GS Mortgage Securities Trust, 2017- GS8 A4	3.469%	11/10/50	5,490,000	$5,114,173
GS Mortgage-Backed Securities Trust, 2022-NQM1 A4	4.000%	5/25/62	23,196,457	21,090,031	(a)(d)
GSR Mortgage Loan Trust, 2005-AR7 1A1	5.714%	11/25/35	501,802	263,986	(d)
HarborView Mortgage Loan Trust, 2005-3 2A1A (1 mo. Term SOFR + 0.594%)	5.921%	6/19/35	1,255,336	1,185,352	(d)
HarborView Mortgage Loan Trust, 2005-7 1A1 (11th District Cost of Funds + 1.850%)	4.997%	6/19/45	1,857,775	907,640	(d)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. Term SOFR + 0.294%)	5.621%	11/19/46	87,661	59,416	(d)
HOMES Trust, 2023-NQM1 A1	6.182%	1/25/68	21,460,685	21,443,789	(a)
IMPAC CMB Trust, 2005-7 A1 (1 mo. Term SOFR + 0.634%)	5.964%	11/25/35	1,142,042	1,007,369	(d)
IMPAC CMB Trust, 2007-A A (1 mo. Term SOFR + 0.614%)	5.944%	5/25/37	3,081,036	2,875,685	(a)(d)
IndyMac INDX Mortgage Loan Trust, 2005-AR13 1A1	4.054%	8/25/35	103,896	50,345	(d)
IndyMac INDX Mortgage Loan Trust, 2005-AR18 1A1 (1 mo. Term SOFR + 0.734%)	6.064%	10/25/36	36,132,123	15,291,649	(d)
Jefferies Resecuritization Trust, 2015-R1 A2 (1 mo. Term SOFR + 0.254%)	1.776%	12/26/36	13,577,061	6,930,407	(a)(d)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	5,930,000	5,537,951
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.229%	7/15/48	19,921,000	18,314,533	(d)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.624%	8/15/48	10,543,000	9,356,572	(d)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	620,000	580,374
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	9.193%	5/15/28	10,175,200	8,860,565	(a)(d)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	5,334,274	4,712,939	(a)(d)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	4,161,305	3,633,609	(a)(d)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	6,438,675	5,682,314	(a)(d)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
JPMorgan Mortgage Trust, 2022-LTV1 A3	3.520%	7/25/52	11,864,269	$9,979,236	(a)(d)
JPMorgan Resecuritization Trust, 2015-1 4A2	4.739%	9/27/36	9,343,227	8,412,611	(a)(d)
Legacy Mortgage Asset Trust, 2021- GS1 A1, Step bond (1.892% to 1/25/24, 4.892% to 1/25/25 then 5.892%)	4.892%	10/25/66	19,620,928	19,385,222	(a)
Lehman XS Trust Series, 2006-2N, 1A1 (1 mo. Term SOFR + 0.634%)	5.964%	2/25/46	7,969,821	6,876,835	(d)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	7.104%	7/25/34	61,400	59,030	(d)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. Term SOFR + 0.324%)	5.654%	4/25/46	63,797	55,185	(d)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	1,132,322	714,586	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. Term SOFR + 0.464%)	5.794%	5/25/35	1,638,574	855,215	(a)(d)
Med Trust, 2021-MDLN E (1 mo. Term SOFR + 3.264%)	8.589%	11/15/38	35,957,432	35,870,131	(a)(d)
MHC Commercial Mortgage Trust, 2021-MHC E (1 mo. Term SOFR + 2.215%)	7.540%	4/15/38	133,381	132,602	(a)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33 A4	3.337%	5/15/50	17,000,000	16,157,354
Morgan Stanley Mortgage Loan Trust, 2004-5AR 2A	4.720%	7/25/34	7,303	6,566	(d)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.464%	7/25/35	503,026	434,566	(d)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85 (1 mo. USD LIBOR + 0.340%)	5.780%	4/16/36	22,759,897	21,892,627	(a)(d)
MSWF Commercial Mortgage Trust, 2023-2 A5	6.014%	12/15/56	26,680,000	28,588,506	(d)
MSWF Commercial Mortgage Trust, 2023-2 XA, IO	0.907%	12/15/56	100,578,942	6,668,867	(d)
Multifamily Trust, 2016-1 B	7.813%	4/25/46	1,268,233	1,258,694	(a)(d)
New Residential Mortgage Loan Trust, 2022-NQM4 A1, Step bond (5.000% to 6/1/26 then 6.000%)	5.000%	6/25/62	13,677,581	13,472,290	(a)

See Notes to Schedule of Investments.

64	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
NJ Trust, 2023-GSP A	6.481%	1/6/29	20,040,000	$20,967,844	(a)(d)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	44,934	23,215
NRTH Mortgage Trust, 2024-PARK A (1mo. Term SOFR + 1.641%)	6.941%	3/15/41	27,970,000	28,053,211	(a)(d)
NYMT Loan Trust, 2022-SP1 A1, Stepbond (5.250% to 7/1/25, 8.250% to 7/1/26 then 9.250%)	5.250%	7/25/62	37,997,613	38,309,194	(a)
OBX Trust, 2023-NQM6 A1	6.520%	7/25/63	21,783,461	21,981,547	(a)
PMT Credit Risk Transfer Trust, 2019-3R A (30 Day Average SOFR + 3.814%)	9.136%	11/27/31	3,919,498	3,927,165	(a)(d)
Prime Mortgage Trust, 2006-1 3A2, IO (-1.000 x 1 mo. Term SOFR + 7.036%)	1.706%	6/25/36	5,350,713	525,489	(d)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	16,870,424	14,362,454	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	24,280,976	19,526,865	(a)(d)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	43,558,069	43,541,212	(a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	326,688	132,668
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	106,804	69,537
RBSSP Resecuritization Trust, 2009-12 9A2	4.677%	3/25/36	3,998,334	2,792,182	(a)(d)
Redwood Funding Trust, 2019-1 PT	4.968%	9/27/24	25,972,977	26,420,057	(a)
Reperforming Loan REMIC Trust, 2006-R2 AS, IO	0.584%	7/25/36	5,586,036	176,083	(a)(d)
SCOTT Trust, 2023-SFS A	5.910%	3/15/40	23,380,000	23,542,858	(a)
Seasoned Credit Risk Transfer Trust Series, 2024-1 MT	3.000%	11/25/63	9,376,005	7,839,220
Shops at Crystals Trust, 2016-CSTL A	3.126%	7/5/36	6,160,000	5,799,798	(a)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	8.302%	1/15/27	15,000,000	14,016,134	(a)(d)
Soho Trust, 2021-SOHO B	2.697%	8/10/38	23,410,000	15,003,471	(a)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8 1A1	5.924%	7/25/34	328	315	(d)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. Term SOFR + 0.474%)	5.804%	7/25/46	68,828	56,889	(d)
Structured Asset Mortgage Investments Trust, 2003-AR1 A1 (1 mo. Term SOFR + 0.854%)	6.181%	10/19/33	35,780	33,717	(d)
SunTrust Alternative Loan Trust, 2006-1F 3A (1 mo. Term SOFR + 0.464%)	5.794%	4/25/36	15,460,606	3,825,538	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	65

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	5,440,000	$5,086,087
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	6,000,000	5,603,430
UBS Commercial Mortgage Trust, 2018- C11 A3	4.312%	6/15/51	15,444,083	15,010,649
VLS Commercial Mortgage Trust, 2020- LAB A	2.130%	10/10/42	64,690,000	52,498,037	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR9 1A7	5.688%	9/25/33	3,355	3,097	(d)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000x1mo. Term SOFR + 5.346%)	0.016%	3/25/37	5,218,276	193,386	(d)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1 (1 mo. Term SOFR + 0.544%)	5.874%	6/25/37	1,809,936	1,473,817	(d)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000	5,504,526
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA, IO	1.153%	11/15/50	29,579,439	987,305	(d)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	7,530,000	7,207,299
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.454%	12/15/39	10,000,000	6,680,474	(a)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,818,107,805)				2,650,437,961

SOVEREIGN BONDS - 6.4%
Angola - 0.0%††
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	11,130,000	9,447,701	(h)

Argentina - 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	5,149,404	2,782,223
Argentine Republic Government International Bond, Senior Notes, Stepbond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	35,154,901	18,502,024
Argentine Republic Government International Bond, Senior Notes, Stepbond (3.500% to 7/9/29 then 4.875%)	3.500%	7/9/41	22,200,000	8,992,292

See Notes to Schedule of Investments.

66	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24then 6.625%)	6.375%	9/1/37	60,210,993		$24,758,907	(a)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24then 6.625%)	6.375%	9/1/37	23,629,519		9,716,516	(h)

Total Argentina					64,751,962

Bahamas - 0.0%††
Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	1,610,000		1,460,247	(h)

Brazil - 0.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	350,000,000	BRL	69,488,476
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	370,741,000	BRL	70,173,678
Brazilian Government International Bond, Senior Notes	5.625%	2/21/47	10,170,000		8,753,446
Brazilian Government International Bond, Senior Notes	4.750%	1/14/50	15,945,000		11,991,481

Total Brazil					160,407,081

Colombia - 0.2%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	10,410,000		8,132,036
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	23,030,000		15,626,221
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	11,540,000		9,180,185
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	10,000,000		7,371,411

Total Colombia					40,309,853

Egypt - 0.1%
Egypt Government International Bond, Senior Notes	7.053%	1/15/32	19,730,000		16,387,837	(h)

Ghana - 0.0%††
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	6,630,000		4,532,633	(h)

Israel - 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	13,840,000		11,945,069

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Israel - (continued)
State of Israel, Senior Notes	3.375%	1/15/50	2,320,000		$1,564,550
State of Israel, Senior Notes	3.800%	5/13/60	5,000,000		3,460,853	(h)

Total Israel					16,970,472

Ivory Coast - 0.0%††
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	9,580,000		8,662,859	(h)

Jamaica - 0.1%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	2,216,500,000	JMD	15,315,887

Kenya - 0.2%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	6,600,000		6,315,665	(a)
Republic of Kenya Government International Bond, Senior Notes	9.750%	2/16/31	12,730,000		13,072,119	(a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	25,650,000		21,036,001	(a)

Total Kenya					40,423,785

Mexico - 3.9%
Mexican Bonos, Bonds	8.000%	11/7/47	4,396,350,000	MXN	228,127,843
Mexican Bonos, Senior Notes	7.750%	11/23/34	2,629,410,000	MXN	141,543,223
Mexican Bonos, Senior Notes	7.750%	11/13/42	8,206,736,200	MXN	419,457,051
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	16,150,000		12,620,743
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	13,680,000		10,970,390

Total Mexico					812,719,250

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	8,130,000		7,663,517	(a)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	9,270,000		8,441,948	(a)

Total Nigeria					16,105,465

Paraguay - 0.1%
Paraguay Government International Bond, Senior Notes	3.849%	6/28/33	11,240,000		9,838,003	(a)

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	8,540,000		7,327,828
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	1,400,000		1,524,600

See Notes to Schedule of Investments.

68	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Peru - (continued)
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	2,626,000		$2,621,667
Peruvian Government International Bond, Senior Notes	2.780%	12/1/60	18,140,000		10,503,060

Total Peru					21,977,155

Sri Lanka - 0.0%††
Sri Lanka Government International Bond, Senior Notes	7.550%	3/28/30	9,400,000		5,545,339	*(h)(i)

Supranational - 0.4%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	6,972,000,000	INR	85,222,705

Ukraine - 0.0%††
Ukraine Government International Bond, Senior Notes	7.253%	3/15/35	17,510,000		5,089,922	*(h)(i)

Uruguay - 0.0%††
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1		1

TOTAL SOVEREIGN BONDS (Cost - $1,368,324,243)					1,335,168,157

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.9%
U.S. Government Obligations - 5.9%
Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000		4,496,218
U.S. Treasury Bonds	4.375%	8/15/43	5,505,000		5,441,348
U.S. Treasury Bonds	4.750%	11/15/43	138,470,000		143,684,261	(j)
U.S. Treasury Bonds	3.625%	2/15/44	183,096,000		162,526,309	(j)(k)
U.S. Treasury Bonds	4.500%	2/15/44	9,120,000		9,172,725	(b)
U.S. Treasury Bonds	2.875%	8/15/45	137,820,000		107,332,708	(j)(k)
U.S. Treasury Bonds	2.000%	2/15/50	2,000,000		1,253,281	(l)
U.S. Treasury Bonds	3.625%	5/15/53	32,160,000		28,264,997
U.S. Treasury Bonds	4.125%	8/15/53	93,100,000		89,506,922	(k)
U.S. Treasury Bonds	4.750%	11/15/53	239,580,000		255,807,803
U.S. Treasury Bonds	4.250%	2/15/54	56,120,000		55,203,666	(l)
U.S. Treasury Notes	4.000%	1/31/31	136,300,000		134,543,008
U.S. Treasury Notes	4.250%	2/28/31	140,560,000		140,834,531
U.S. Treasury Notes	3.875%	8/15/33	8,695,000		8,466,077
U.S. Treasury Notes	4.000%	2/15/34	23,340,000		22,957,078
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000		5,899,586
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	152,060,000		50,491,073	(k)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,331,210,228)					1,225,881,591

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - 5.2%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	6.940%	7/1/39	475,000	$378,992	(d)
AIMCO CLO Ltd., 2024-22A A (3 mo. Term SOFR + 1.500%)	6.798%	4/19/37	7,270,000	7,270,000	(a)(b)(d)
Ares Loan Funding Ltd., 2023-ALF4A A1 (3 mo. Term SOFR + 1.750%)	7.097%	10/15/36	29,520,000	29,652,847	(a)(d)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A D	3.340%	8/20/26	5,000,000	4,756,279	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	8,010,000	7,366,847	(a)
Avis Budget Rental Car Funding AESOP LLC, 2023-1A A	5.250%	4/20/29	22,050,000	22,075,013	(a)
Balboa Bay Loan Funding Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	6.699%	1/20/32	2,414,070	2,417,088	(a)(d)
Bear Stearns Asset Backed Securities Trust, 2005-CL1 A1 (1 mo. Term SOFR + 0.614%)	3.563%	9/25/34	443,788	433,708	(d)
Birch Grove CLO Ltd., 2023-5A A1 (3 mo. Term SOFR + 2.200%)	7.518%	4/20/35	9,670,000	9,750,580	(a)(d)
Birch Grove CLO Ltd., 2023-7A A1 (3 mo. Term SOFR + 1.800%)	7.177%	10/20/36	21,200,000	21,332,744	(a)(d)
BlueMountain CLO Ltd., 2021-31A A1 (3 mo. Term SOFR + 1.412%)	6.721%	4/19/34	970,000	968,059	(a)(d)
CIFC Funding Ltd., 2015-4A A1A2 (3 mo. Term SOFR + 1.332%)	6.649%	4/20/34	4,700,000	4,709,724	(a)(d)
CIFC Funding Ltd., 2020-3A A1R (3 mo. Term SOFR + 1.392%)	6.709%	10/20/34	3,050,000	3,048,180	(a)(d)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. Term SOFR + 1.614%)	6.944%	10/25/37	22,339,260	22,217,160	(a)(d)
CIT Mortgage Loan Trust, 2007-1 1M2 (1 mo. Term SOFR + 1.864%)	7.194%	10/25/37	61,697,500	56,891,623	(a)(d)
CLI Funding VIII LLC, 2023-1A A	6.310%	6/18/48	9,349,283	9,442,352	(a)
College Ave Student Loans LLC, 2019-A A1 (1 mo. Term SOFR + 1.514%)	6.844%	12/28/48	11,846,535	11,822,273	(a)(d)
Conseco Finance Corp., 1999-3 A9	6.530%	2/1/31	5,669,295	4,979,800	(d)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. Term SOFR + 0.264%)	5.590%	11/15/36	219,535	218,050	(d)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. Term SOFR + 0.254%)	5.580%	1/15/37	1,553,964	1,417,940	(d)

See Notes to Schedule of Investments.

70	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	8.479%	8/9/24	53,815,725	$53,727,431	(a)(d)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A (3 mo. USD LIBOR + 2.900%)	7.390%	8/9/24	58,228,945	58,080,707	(a)
DB Master Finance LLC, 2021-1A A23	2.791%	11/20/51	27,282,025	22,901,686	(a)
Dividend Solar Loans LLC, 2018-2 B	4.250%	12/20/38	341,995	304,066	(a)
Dryden CLO Ltd., 2018-55A A1 (3 mo. Term SOFR + 1.282%)	6.596%	4/15/31	4,412,252	4,417,327	(a)(d)
ECMC Group Student Loan Trust, 2020-2A A (30 Day Average SOFR + 1.264%)	6.585%	11/25/69	5,651,753	5,653,715	(a)(d)
Elevation CLO Ltd., 2021-13A A1 (3 mo. Term SOFR + 1.452%)	6.766%	7/15/34	12,310,000	12,327,407	(a)(d)
Elmwood CLO Ltd., 2019-1A A1RR (3mo. Term SOFR + 1.520%)	6.831%	4/20/37	18,180,000	18,248,259	(a)(d)
Elmwood CLO Ltd., 2020-1A A (3 mo. Term SOFR + 1.502%)	6.816%	4/15/33	8,137,000	8,155,246	(a)(d)
Ford Credit Auto Owner Trust, 2023-2 C	6.160%	2/15/36	3,890,000	3,967,285	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	13,520,000	13,035,213
FS Rialto Issuer LLC, 2022-FL6 A (1 mo. Term SOFR + 2.580%)	7.906%	8/17/37	10,000,000	10,068,669	(a)(d)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. Term SOFR + 0.614%)	5.944%	10/25/34	809,096	809,267	(a)(d)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. Term SOFR + 0.514%)	5.844%	10/25/46	4,091,426	3,680,533	(a)(d)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	1,660,000	1,621,120	(a)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	21,540,000	19,682,013	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	38,680,006	32,028,721	(a)
HPS Loan Management Ltd., 15A-19 A1R (3 mo. Term SOFR + 1.320%)	6.638%	1/22/35	12,600,000	12,626,227	(a)(d)
J.G. Wentworth LLC, 2018-1A A	3.740%	10/17/72	6,021,701	5,391,870	(a)
Jack in the Box Funding LLC, 2022-1A A2I	3.445%	2/26/52	6,816,000	6,329,171	(a)
Jimmy Johns Funding LLC, 2017-1A A2II	4.846%	7/30/47	6,176,695	5,947,734	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	71

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Kings Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.392%)	6.709%	1/21/35	9,910,000	$9,919,910	(a)(d)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	18,776,248	14,573,525	(a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	5,756,280	4,631,411	(a)
Logan CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.422%)	6.739%	7/20/34	7,050,000	7,046,695	(a)(d)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. Term SOFR + 0.434%)	5.764%	10/25/36	3,013,302	982,802	(d)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	8,440,085	7,499,090	(a)
Madison Park Funding Ltd., 2019-37A AR (3 mo. Term SOFR + 1.332%)	6.646%	7/15/33	4,670,000	4,665,906	(a)(d)
Magnetite Ltd., 2015-14RA A1 (3 mo. Term SOFR + 1.382%)	6.680%	10/18/31	4,966,673	4,969,653	(a)(d)
Magnetite Ltd., 2021-29A B (3 mo. Term SOFR + 1.662%)	6.976%	1/15/34	4,135,000	4,131,982	(a)(d)
MF1 LLC, 2022-FL10 A (1 mo. Term SOFR + 2.635%)	7.961%	9/17/37	15,590,000	15,647,108	(a)(d)
Morgan Stanley ABS Capital Inc. Trust, 2003-HE3 M1 (1 mo. Term SOFR + 1.134%)	6.464%	10/25/33	16,380	16,326	(d)
Morgan Stanley Resecuritization Trust, 2015-R7 1BXA	7.060%	2/26/29	11,887,661	10,933,224	(a)(d)
National Collegiate Student Loan Trust, 2005-2 A51 (1 mo. Term SOFR + 0.484%)	5.814%	6/25/33	6,741,452	6,531,851	(d)
National Collegiate Student Loan Trust, 2006-1 A5 (1 mo. Term SOFR + 0.464%)	5.794%	3/25/33	4,131,428	3,998,598	(d)
National Collegiate Student Loan Trust, 2006-4 A4 (1 mo. Term SOFR + 0.424%)	5.754%	5/25/32	1,482,094	1,444,707	(d)
Navient Private Education Refi Loan Trust, 2020-GA A	1.170%	9/16/69	1,767,347	1,594,462	(a)
Navient Student Loan Trust, 2019-BA B	4.040%	12/15/59	900,000	812,591	(a)
Neuberger Berman CLO Ltd., 2015-20A ARR (3 mo. Term SOFR + 1.422%)	6.736%	7/15/34	4,732,000	4,729,655	(a)(d)
Neuberger Berman Loan Advisers CLO Ltd., 2018-29A A1 (3 mo. Term SOFR + 1.392%)	6.701%	10/19/31	5,087,290	5,098,712	(a)(d)

See Notes to Schedule of Investments.

72	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Oak Street Investment Grade Net Lease Fund, 2020-1A A1	1.850%	11/20/50	5,676,098	$5,268,301	(a)
Oaktree CLO Ltd., 2022-3A A2 (3 mo. Term SOFR + 2.300%)	7.614%	7/15/35	3,700,000	3,708,891	(a)(d)
Oaktree CLO Ltd., 2024-25A A (3 mo. Term SOFR + 1.550%)	6.854%	4/20/37	8,070,000	8,068,188	(a)(d)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	7.076%	11/16/36	64,710,000	65,165,396	(a)(d)
OHA Credit Partners, 2021-16A A (3 mo. Term SOFR + 1.412%)	6.710%	10/18/34	4,300,000	4,302,365	(a)(d)
Option One Mortgage Loan Trust, 2007- FXD2 1A1	5.820%	3/25/37	18,990,332	16,577,590
Origen Manufactured Housing Contract Trust, 2006-A A2	6.641%	10/15/37	3,098,437	2,777,736	(d)
Origen Manufactured Housing Contract Trust, 2007-A A2	7.516%	4/15/37	4,042,230	3,784,222	(d)
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1 M2 (1 mo. Term SOFR + 1.914%)	7.244%	7/25/35	1,114,790	1,097,121	(d)
Palmer Square CLO Ltd., 2022-5A A (3mo. Term SOFR + 2.000%)	7.318%	10/20/35	10,700,000	10,738,401	(a)(d)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	7.202%	1/20/37	44,410,000	44,745,623	(a)(d)
RAMP Trust, 2003-RS7 MII1 (1 mo. Term SOFR + 0.864%)	5.436%	8/25/33	579,203	567,642	(d)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. Term SOFR + 1.354%)	6.684%	3/25/34	3,597,026	3,232,224	(d)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	13,327,818	6,816,858
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. Term SOFR + 1.614%)	6.944%	10/25/32	858,289	847,112	(a)(d)
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	19,060,000	19,326,543	(a)(b)
Silver Rock CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.780%)	1.833%	10/20/33	9,010,000	9,039,528	(a)(d)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	49,649	12,893,295	(a)
SMB Private Education Loan Trust, 2020-A A2B (1 mo. Term SOFR + 0.944%)	6.270%	9/15/37	2,466,432	2,452,738	(a)(d)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	73

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	10,333,227	$9,650,038	(a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	13,467,296	11,468,704	(a)
SMB Private Education Loan Trust, 2023-C A1A	5.670%	11/15/52	18,921,170	19,103,715	(a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	8,471,543	7,866,367	(a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	5.664%	2/25/36	1,075,028	22,638	(a)(d)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	7.139%	5/25/31	3,137,128	2,425,333	(a)(d)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	2,284,865	2,092,123	(a)
Sunrun Demeter Issuer LLC, 2021-2A A	2.270%	1/30/57	25,603,174	20,942,520	(a)
Symphony CLO Ltd., 2023-40A A1 (3 mo. Term SOFR + 1.640%)	6.984%	1/14/34	40,530,000	40,717,532	(a)(d)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	17,231,637	15,966,145	(a)
TIF Funding LLC, 2024-1A A	5.480%	5/22/34	9,220,000	9,254,380	(a)(b)
TIF Funding LLC, 2024-1A C	6.310%	5/22/34	2,000,000	2,006,999	(a)(b)
Trinity Rail Leasing LLC, 2020-2A A2	2.560%	11/19/50	21,708,000	19,563,306	(a)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	3,486,482	3,166,268
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	6,451,070	5,632,828
Venture CLO Ltd., 2021-41A A1N (3 mo. Term SOFR + 1.592%)	6.909%	1/20/34	17,000,000	16,995,750	(a)(d)
WISE CLO Ltd., 2023-2A A (3 mo. Term SOFR + 1.800%)	7.161%	1/15/37	18,560,000	18,715,737	(a)(d)
Ziply Fiber Issuer LLC, 2024-1A A2	6.640%	4/20/54	22,500,000	22,570,452	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,168,661,788)				1,078,951,743

			FACE AMOUNT†
SENIOR LOANS - 3.1%
COMMUNICATION SERVICES - 0.2%
Entertainment - 0.1%
UFC Holdings LLC, Term Loan B3 (3 mo. Term SOFR + 3.012%)	8.336%	4/29/26	11,918,748	11,950,214	(d)(m)(n)

See Notes to Schedule of Investments.

74	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 0.1%
Charter Communications Operating LLC, Term Loan B4 (3 mo. Term SOFR + 2.000%)	7.329%	12/7/30	6,789,785	$6,729,865	(d)(m)(n)
Nexstar Media Inc., Term Loan B4 (1mo. Term SOFR + 2.614%)	7.945%	9/18/26	3,780,521	3,785,776	(d)(m)(n)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	7.940%	1/31/28	7,255,839	7,157,014	(d)(m)(n)

Total Media				17,672,655

TOTAL COMMUNICATION SERVICES				29,622,869

CONSUMER DISCRETIONARY - 0.6%
Automobile Components - 0.0%††
Clarios Global LP, 2024 Refinancing Term Loan Facility (1 mo. Term SOFR + 3.000%)	8.330%	5/6/30	7,291,725	7,319,069	(d)(m)(n)

Hotels, Restaurants & Leisure - 0.5%
Alterra Mountain Co., 2028 Term Loan B (1 mo. Term SOFR + 3.614%)	8.945%	8/17/28	10,861,739	10,920,610	(d)(m)(n)
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.750%)	8.040%	2/6/31	26,260,000	26,313,308	(d)(m)(n)
Caesars Entertainment Inc., Term Loan B (3 mo. Term SOFR + 3.350%)	8.663%	2/6/30	2,039,400	2,047,762	(d)(m)(n)
Entain Holdings Gibraltar Ltd., USD Term Loan Facility B (3 mo. Term SOFR + 2.600%)	7.909%	3/29/27	3,353,855	3,362,592	(d)(m)(n)
Flutter Entertainment Public Ltd. Co., Term Loan B (3 mo. Term SOFR + 2.350%)	7.659%	11/25/30	25,186,875	25,243,042	(d)(m)(n)
Four Seasons Hotels Ltd., 2024 Repricing Term Loan (1 mo. Term SOFR + 2.100%)	7.430%	11/30/29	9,914,899	9,942,214	(d)(m)(n)
PCI Gaming Authority, Term Loan Facility B (1 mo. Term SOFR + 2.614%)	7.945%	5/29/26	9,995,193	10,027,577	(d)(m)(n)
Scientific Games International Inc., Term Loan B1 (1 mo. Term SOFR + 2.750%)	8.075%	4/14/29	18,950,757	19,015,189	(d)(m)(n)

Total Hotels, Restaurants & Leisure				106,872,294

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	75

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 0.1%
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. Term SOFR + 2.864%)	8.195%	10/19/27	18,028,773	$18,037,967	(d)(m)(n)

TOTAL CONSUMER DISCRETIONARY				132,229,330

CONSUMER STAPLES - 0.0%††
Beverages - 0.0%††
Triton Water Holdings Inc., First Lien Initial Term Loan	8.814%	3/31/28	7,782,166	7,710,220	(d)(m)(n)

FINANCIALS - 0.9%
Capital Markets - 0.2%
First Eagle Holdings Inc., Term Loan B2 (3 mo. Term SOFR + 3.000%)	8.334%	2/22/29	10,294,935	10,207,634	(d)(m)(n)
Focus Financial Partners LLC, Term Loan B7 (1 mo. Term SOFR + 2.750%)	8.080%	6/30/28	19,884,691	19,844,325	(d)(m)(n)

Total Capital Markets				30,051,959

Consumer Finance - 0.0%††
Trans Union LLC, Term Loan B5 (1 mo. Term SOFR + 1.850%)	7.177%	11/16/26	6,751,782	6,756,778	(d)(m)(n)

Financial Services - 0.5%
Boost Newco Borrower LLC, Initial USD Term Loan (3 mo. Term SOFR + 3.000%)	8.309%	1/31/31	36,590,000	36,765,449	(d)(m)(n)
Castlelake Aviation One Designated Activity Co., Initial Term Loan (3 mo. Term SOFR + 2.500%)	7.829%	10/22/26	9,292,238	9,304,411	(d)(m)(n)
Citadel Securities LP, 2024 Term Loan B (1 mo. Term SOFR + 2.250%)	7.577%	7/29/30	14,911,694	14,915,944	(d)(m)(n)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	9.059%	4/9/27	16,717,181	16,655,662	(d)(m)(n)
Setanta Aircraft Leasing DAC, Term Loan (3 mo. Term SOFR + 2.262%)	7.564%	11/5/28	14,690,000	14,736,935	(d)(m)(n)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.100%)	8.430%	1/13/29	10,269,448	10,269,447	(d)(m)(n)

Total Financial Services				102,647,848

Insurance - 0.2%
AmWINS Group Inc., 2023 Incremental Term Loan (1 mo. Term SOFR + 2.864%)	8.195%	2/19/28	3,278,500	3,288,516	(d)(m)(n)
AmWINS Group Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.695%	2/19/28	338,902	339,325	(d)(m)(n)

See Notes to Schedule of Investments.

76	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
Asurion LLC, New Term Loan B8 (1 mo. Term SOFR + 3.364%)	8.692%	12/23/26	16,059,797	$15,772,969	(d)(m)(n)
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	8.692%	7/31/27	9,412,978	9,068,416	(d)(m)(n)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	9.677%	8/21/28	17,604,834	17,032,678	(d)(m)(n)

Total Insurance				45,501,904

TOTAL FINANCIALS				184,958,489

HEALTH CARE - 0.7%
Health Care Providers & Services - 0.2%
Phoenix Guarantor Inc., Term Loan B4 (1mo. Term SOFR + 3.250%)	8.577%	2/21/31	23,859,463	23,579,472	(d)(m)(n)
Sotera Health Holdings LLC, Term Loan (1 mo. Term SOFR + 2.864%)	8.195%	12/11/26	27,759,289	27,712,931	(d)(m)(n)

Total Health Care Providers & Services				51,292,403

Health Care Technology - 0.3%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	8.580%	2/15/29	19,585,222	19,449,104	(d)(m)(n)
Cotiviti Holdings Inc., Term Loan	—	2/24/31	37,060,000	37,013,675	(o)

Total Health Care Technology				56,462,779

Life Sciences Tools & Services - 0.1%
ICON Luxembourg Sarl, 2024 Repricing Term Loan B (3 mo. Term SOFR + 2.000%)	7.309%	7/3/28	9,341,244	9,374,686	(d)(m)(n)
PRA Health Sciences Inc., Term Loan (3mo. Term SOFR + 2.000%)	7.309%	7/3/28	2,328,097	2,336,431	(d)(m)(n)

Total Life Sciences Tools & Services				11,711,117

Pharmaceuticals - 0.1%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	9.409%	10/1/27	18,133,808	17,378,989	(d)(m)(n)
Jazz Financing Lux Sarl, Dollar Facility Term Loan B1 (1 mo. Term SOFR + 3.114%)	8.445%	5/5/28	11,614,989	11,687,583	(d)(m)(n)

Total Pharmaceuticals				29,066,572

TOTAL HEALTH CARE				148,532,871

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	77

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 0.4%
Building Products - 0.0%††
EMRLD Borrower LP, Initial Term B Loan (3 mo. Term SOFR + 3.000%)	8.313%	5/31/30	1,738,678	$1,739,982	(d)(m)(n)
Quikrete Holdings Inc., Term Loan B1 (1 mo. Term SOFR + 2.864%)	8.195%	3/19/29	3,854,516	3,860,876	(d)(m)(n)

Total Building Products				5,600,858

Commercial Services & Supplies - 0.3%
Ali Group North America Corp., Initial Term Loan B (1 mo. Term SOFR + 2.114%)	7.445%	7/30/29	10,227,295	10,241,716	(d)(m)(n)
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	9.180%	5/12/28	31,692,276	31,689,264	(d)(m)(n)
APi Group DE Inc., 2026 Term Loan (1 mo. Term SOFR + 2.364%)	7.692%	10/1/26	5,759,680	5,775,433	(d)(m)(n)
Garda World Security Corp., Fourth Additional Term Loan (3 mo. Term SOFR + 4.250%)	9.583%	2/1/29	6,749,555	6,770,681	(d)(m)(n)
GFL Environmental Inc., 2023 Term Loan (3 mo. Term SOFR + 2.500%)	7.816%	5/31/27	2,012,308	2,022,380	(d)(m)(n)

Total Commercial Services & Supplies				56,499,474

Construction & Engineering - 0.0%††
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.850%)	8.180%	6/7/28	2,893,340	2,894,657	(d)(m)(n)

Ground Transportation - 0.1%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. Term SOFR + 2.100%)	7.402%	12/30/26	17,071,440	17,101,827	(d)(m)(n)

Passenger Airlines - 0.0%††
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.068%	10/20/27	4,355,921	4,497,946	(d)(m)(n)

TOTAL INDUSTRIALS				86,594,762

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp., Term Loan B (1 mo. Term SOFR + 2.864%)	8.195%	7/2/29	16,655,335	16,709,465	(d)(m)(n)

Software - 0.2%
Avolon TLB Borrower 1 US LLC, Term Loan B6 (1 mo. Term SOFR + 2.000%)	7.329%	6/22/28	3,029,603	3,033,874	(d)(m)(n)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	9.180%	10/8/28	8,165,281	8,147,440	(d)(m)(n)

See Notes to Schedule of Investments.

78	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY		RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Software - (continued)
DCert Buyer Inc., First Lien Initial Term Loan		9.330%	10/16/26	18,669,203		$18,605,168	(d)(m)(n)
Peraton Corp., First Lien Term Loan B (1mo. Term SOFR + 3.850%)		9.180%	2/1/28	18,880,613		18,899,871	(d)(m)(n)

Total Software						48,686,353

TOTAL INFORMATION TECHNOLOGY						65,395,818

TOTAL SENIOR LOANS (Cost - $653,170,419)						655,044,359

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.7%
U.S. Treasury Bonds, Inflation Indexed		1.500%	2/15/53	3,060,773		2,675,130	(k)
U.S. Treasury Notes, Inflation Indexed		1.125%	1/15/33	160,889,252		150,974,638	(j)(k)

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $162,357,563)						153,649,768

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.1%
Uruguay - 0.1%
Uruguay Government International Bond, Senior Notes (Cost - $13,368,324)		3.875%	7/2/40	520,035,838	UYU	14,954,328

		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
3-Month SOFR Futures, Put @ $94.750		4/12/24	8,815	22,037,500		110,188
3-Month SOFR Futures, Put @ $95.500		12/13/24	5,281	13,202,500		4,356,825
U.S. Treasury 2-Year Notes Futures, Call @ $103.500		5/24/24	668	1,336,000		52,188
U.S. Treasury 5-Year Notes Futures, Put @ $106.500		4/26/24	2,738	2,738,000		727,281

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $8,275,164)						5,246,482

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%††
U.S. Dollar/Australian Dollar, Put @ $0.669	BNP Paribas SA	4/17/24	169,538,720	169,538,720		101,463
U.S. Dollar/Japanese Yen, Put @ 143.420JPY	BNP Paribas SA	4/18/24	183,740,000	183,740,000		98,835

TOTAL OTC PURCHASED OPTIONS (Cost - $4,032,623)						200,298

TOTAL PURCHASED OPTIONS (Cost - $12,307,787)						5,446,780

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $22,426,358,217)						20,926,765,977

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	79

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $19,430,610)	5.271%	19,430,610	$19,430,610	(p)(q)

TOTAL INVESTMENTS - 100.2% (Cost - $22,445,788,827)			20,946,196,587
Liabilities in Excess of Other Assets - (0.2)%			(37,356,887)

TOTAL NET ASSETS - 100.0%			$20,908,839,700

See Notes to Schedule of Investments.

80	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).

(f)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2024, the Fund held TBA securities with a total cost of $253,137,172.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(i)	The coupon payment on this security is currently in default as of March 31, 2024.

(j)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.

(l)	All or a portion of this security is held at the broker as collateral for OTC derivatives.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	All or a portion of this loan has not settled as of March 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(p)	Rate shown is one-day yield as of the end of the reporting period.

(q)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2024, the total market value of investments in Affiliated Companies was $19,430,610 and the cost was $19,430,610 (Note 2).

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	81

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
GTD	— Guaranteed
IBOR	— Interbank Offered Rate
ICE	— Intercontinental Exchange
INR	— Indian Rupee
IO	— Interest Only
JMD	— Jamaican Dollar
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar
UYU	— Uruguayan Peso

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SECURITIES SOLD SHORT - (0.1)%
MORTGAGE-BACKED SECURITIES - (0.1)%
Federal National Mortgage Association (FNMA)	2.500%	4/1/54	$(29,800,000)	$(24,635,502	)(a)
Federal National Mortgage Association (FNMA)	3.500%	4/1/54	(1,500,000)	(1,342,550	)(a)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(23,720,629))				$(25,978,052)

(a)	This security is traded on a to-be-announced (“TBA”) basis and is part of a mortgage dollar roll agreement.

At March 31, 2024, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
3-Month SOFR Futures, Call	12/13/24	$97.125	5,281	13,202,500	$(660,125)
3-Month SOFR Futures, Put	12/13/24	95.000	5,281	13,202,500	(1,419,269)
U.S. Treasury 2-Year Notes Futures, Call	5/24/24	104.500	668	1,336,000	(10,438)
U.S. Treasury 5-Year Notes Futures, Call	4/26/24	108.000	2,738	2,738,000	(427,812)

See Notes to Schedule of Investments.

82	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Put	4/26/24	$105.750	2,738	2,738,000	$(256,688)
U.S. Treasury Long-Term Bonds Futures, Call	5/24/24	130.000	203	203,000	(25,375)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $6,690,661)					(2,799,707)

OTC WRITTEN OPTIONS

	Counterparty
U.S. Dollar/Mexican Peso, Put (Premiums received - $464,519)	Citibank N.A.	6/3/24	16.796	MXN	81,925,722	81,925,722	(1,148,117)

TOTAL WRITTEN OPTIONS (Premiums received - $7,155,180)							$(3,947,824)

Abbreviation(s) used in this schedule:

MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate

At March 31, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	13,889	3/25	$3,324,828,703	$3,313,568,175	$(11,260,528)
3-Month SOFR	1,024	6/25	244,925,638	244,992,000	66,362
3-Month SOFR	15,566	3/26	3,739,056,318	3,745,374,175	6,317,857
Euro-OAT	1,685	6/24	231,034,295	232,995,405	1,961,110
U.S. Treasury 5-Year Notes	86,944	6/24	9,286,971,637	9,304,366,935	17,395,298
U.S. Treasury Long-Term Bonds	23,160	6/24	2,741,220,201	2,789,332,500	48,112,299
U.S. Treasury Ultra Long-Term Bonds	8,989	6/24	1,138,373,962	1,159,581,000	21,207,038
United Kingdom Long Gilt Bonds	2,583	6/24	317,676,017	325,817,737	8,141,720

					91,941,156

Contracts to Sell:
3-Month SOFR	5,192	6/24	1,227,982,399	1,228,849,050	(866,651)
Euro-Bund	1,580	6/24	225,326,782	227,357,281	(2,030,499)
Euro-Buxl	783	6/24	111,555,291	114,715,631	(3,160,340)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	83

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell (continued)
Japanese 10-Year Bonds	755	6/24	$726,075,149	$727,569,032	$(1,493,883)
U.S. Treasury 2-Year Notes	7,396	6/24	1,513,210,026	1,512,366,445	843,581
U.S. Treasury 10-Year Notes	38,477	6/24	4,243,120,857	4,263,131,551	(20,010,694)
U.S. Treasury Ultra 10-Year Notes	5,932	6/24	674,652,705	679,862,843	(5,210,138)

					(31,928,624)

Net unrealized appreciation on open futures contracts					$60,012,532

Abbreviation(s) used in this table:

Buxl	— Ultra Long German Bond
OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)
SOFR	— Secured Overnight Financing Rate

At March 31, 2024, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	947,000	USD	1,037,983	BNP Paribas SA	4/19/24	$(15,441)
EUR	4,000,000	USD	4,374,785	BNP Paribas SA	4/19/24	(55,702)
NOK	1,527,330,192	EUR	134,707,546	BNP Paribas SA	4/19/24	(4,692,176)
USD	19,197,067	NOK	199,770,000	BNP Paribas SA	4/19/24	785,959
USD	19,263,412	NOK	200,680,000	BNP Paribas SA	4/19/24	768,437
AUD	721,745,036	USD	483,918,499	Citibank N.A.	4/19/24	(13,306,051)
EUR	65,266,000	USD	71,264,468	Citibank N.A.	4/19/24	(792,156)
EUR	289,590,990	USD	313,742,589	Citibank N.A.	4/19/24	(1,050,736)
GBP	79,975,433	USD	101,817,843	Citibank N.A.	4/19/24	(865,065)
GBP	79,980,000	USD	101,980,898	Citibank N.A.	4/19/24	(1,022,355)
IDR	1,551,313,769	USD	99,062	Citibank N.A.	4/19/24	(1,288)
IDR	37,626,644,250	USD	2,426,586	Citibank N.A.	4/19/24	(55,113)
USD	16,394,871	EUR	15,170,000	Citibank N.A.	4/19/24	14,750
USD	16,395,015	EUR	15,240,000	Citibank N.A.	4/19/24	(60,690)
USD	30,474,751	EUR	28,100,000	Citibank N.A.	4/19/24	133,195
USD	35,450,476	EUR	32,890,000	Citibank N.A.	4/19/24	(63,181)
USD	54,556,350	EUR	50,040,000	Citibank N.A.	4/19/24	524,627
USD	55,002,954	EUR	50,460,000	Citibank N.A.	4/19/24	517,727

See Notes to Schedule of Investments.

84	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	194,870,561	EUR	176,836,589	Citibank N.A.	4/19/24	$3,927,601
USD	454,713,091	GBP	356,620,937	Citibank N.A.	4/19/24	4,551,421
USD	2,538,998	JPY	373,240,000	Citibank N.A.	4/19/24	65,365
BRL	44,980,000	USD	8,979,747	Goldman Sachs Group Inc.	4/19/24	(30,829)
BRL	45,010,000	USD	9,010,019	Goldman Sachs Group Inc.	4/19/24	(55,133)
BRL	407,851,966	USD	81,536,474	Goldman Sachs Group Inc.	4/19/24	(392,997)
CHF	10,890,000	USD	12,265,047	Goldman Sachs Group Inc.	4/19/24	(161,257)
CHF	14,110,000	USD	16,017,618	Goldman Sachs Group Inc.	4/19/24	(334,931)
CHF	14,130,000	USD	15,685,674	Goldman Sachs Group Inc.	4/19/24	19,243
CHF	14,400,000	USD	15,971,145	Goldman Sachs Group Inc.	4/19/24	33,865
CHF	16,890,000	USD	18,850,825	Goldman Sachs Group Inc.	4/19/24	(78,282)
CHF	19,940,000	USD	22,520,030	Goldman Sachs Group Inc.	4/19/24	(357,536)
CHF	19,940,000	USD	22,512,021	Goldman Sachs Group Inc.	4/19/24	(349,527)
CHF	22,380,000	USD	25,297,569	Goldman Sachs Group Inc.	4/19/24	(423,115)
CHF	23,520,000	USD	26,709,881	Goldman Sachs Group Inc.	4/19/24	(568,364)
EUR	3,042,666	USD	3,320,915	Goldman Sachs Group Inc.	4/19/24	(35,533)
USD	148,579	CHF	130,000	Goldman Sachs Group Inc.	4/19/24	4,089
USD	13,433,684	CHF	11,750,000	Goldman Sachs Group Inc.	4/19/24	374,040
USD	16,115,400	CHF	14,110,000	Goldman Sachs Group Inc.	4/19/24	432,713
USD	21,743,041	CHF	19,220,000	Goldman Sachs Group Inc.	4/19/24	380,798
USD	25,401,077	CHF	22,380,000	Goldman Sachs Group Inc.	4/19/24	526,623
USD	25,615,962	CHF	22,380,000	Goldman Sachs Group Inc.	4/19/24	741,508
USD	26,721,626	CHF	23,390,000	Goldman Sachs Group Inc.	4/19/24	724,598
USD	176,791,094	CHF	155,523,125	Goldman Sachs Group Inc.	4/19/24	3,933,507
USD	22,698,982	EUR	20,880,000	Goldman Sachs Group Inc.	4/19/24	153,371
USD	23,171,109	EUR	21,310,000	Goldman Sachs Group Inc.	4/19/24	161,196
USD	24,898,771	EUR	22,880,000	Goldman Sachs Group Inc.	4/19/24	193,618
USD	2,666,611	JPY	392,370,000	Goldman Sachs Group Inc.	4/19/24	66,195
USD	2,754,120	JPY	402,890,000	Goldman Sachs Group Inc.	4/19/24	83,983
USD	13,287,478	JPY	1,893,319,394	Goldman Sachs Group Inc.	4/19/24	739,582
USD	10,434,645	MXN	179,620,000	Goldman Sachs Group Inc.	4/19/24	(334,142)
USD	12,181,178	MXN	209,820,000	Goldman Sachs Group Inc.	4/19/24	(398,194)
USD	15,550,901	MXN	266,050,000	Goldman Sachs Group Inc.	4/19/24	(399,637)
USD	19,454,987	MXN	336,190,000	Goldman Sachs Group Inc.	4/19/24	(700,666)
USD	81,266,476	MXN	1,363,856,982	Goldman Sachs Group Inc.	4/19/24	(501,063)
MXN	33,710,886	USD	1,960,927	JPMorgan Chase & Co.	4/19/24	60,147
USD	25,091,739	CNH	178,510,157	JPMorgan Chase & Co.	4/19/24	494,713
USD	247,523,466	CNY	1,756,302,755	JPMorgan Chase & Co.	4/19/24	3,945,526
USD	2,530,876	IDR	39,177,958,019	JPMorgan Chase & Co.	4/19/24	61,629

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	85

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,740,739	MXN	184,900,000	JPMorgan Chase & Co.	4/19/24	$(344,600)
USD	12,666,384	MXN	218,200,000	JPMorgan Chase & Co.	4/19/24	(415,396)
USD	13,164,864	MXN	226,920,000	JPMorgan Chase & Co.	4/19/24	(439,707)
USD	21,376,512	MXN	369,440,000	JPMorgan Chase & Co.	4/19/24	(772,584)
USD	23,376,699	MXN	404,230,000	JPMorgan Chase & Co.	4/19/24	(858,167)
USD	26,283,269	MXN	454,720,000	JPMorgan Chase & Co.	4/19/24	(978,633)
USD	32,215,195	MXN	551,730,000	JPMorgan Chase & Co.	4/19/24	(862,762)
CAD	266,462,315	USD	199,018,447	Morgan Stanley & Co. Inc.	4/19/24	(2,240,602)
INR	4,359,319,201	USD	52,226,179	Morgan Stanley & Co. Inc.	4/19/24	12,321
JPY	1,630,920,000	USD	11,275,663	Morgan Stanley & Co. Inc.	4/19/24	(466,808)
JPY	35,279,460,000	USD	237,071,366	Morgan Stanley & Co. Inc.	4/19/24	(3,258,205)
JPY	36,197,034,904	USD	243,220,813	Morgan Stanley & Co. Inc.	4/19/24	(3,326,462)
USD	1,724,922	CAD	2,330,000	Morgan Stanley & Co. Inc.	4/19/24	4,257
USD	15,127,187	CAD	20,390,000	Morgan Stanley & Co. Inc.	4/19/24	69,522
USD	17,168,469	CAD	23,190,000	Morgan Stanley & Co. Inc.	4/19/24	43,052
USD	18,070,976	CAD	24,370,000	Morgan Stanley & Co. Inc.	4/19/24	74,150
USD	20,785,827	CAD	28,180,000	Morgan Stanley & Co. Inc.	4/19/24	(24,619)
USD	30,939,754	CAD	41,777,408	Morgan Stanley & Co. Inc.	4/19/24	87,855
USD	40,025,669	CAD	54,320,000	Morgan Stanley & Co. Inc.	4/19/24	(88,718)
USD	47,776,626	JPY	6,969,980,000	Morgan Stanley & Co. Inc.	4/19/24	1,583,372
USD	51,939,433	JPY	7,631,450,000	Morgan Stanley & Co. Inc.	4/19/24	1,362,314
USD	89,575,374	JPY	12,945,270,000	Morgan Stanley & Co. Inc.	4/19/24	3,781,133

Net unrealized depreciation on open forward foreign currency contracts						$(9,740,421)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
USD	— United States Dollar

See Notes to Schedule of Investments.

86	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

At March 31, 2024, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
JPMorgan Chase & Co.	1,965,390,000BRL	1/2/29	BRL-CDI**	10.230%**	$(5,391,339)	—	$(5,391,339)

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	3,851,130,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	$(13,552,310)	$856,139	$(14,408,449)
	3,847,470,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	(13,649,285)	1,043,097	(14,692,382)
	1,187,399,000		2/28/31	3.870% annually	Daily SOFR Compound annually	(2,098,148)	(3,247,109)	1,148,961
	42,550,000		2/15/47	1.520% annually	Daily SOFR Compound annually	14,429,358	206,534	14,222,824
	263,796,000		2/15/48	2.600% annually	Daily SOFR Compound annually	46,656,532	29,179,472	17,477,060
	390,527,000		2/15/48	3.050% annually	Daily SOFR Compound annually	41,622,670	14,692,604	26,930,066
	508,100,000		5/15/48	3.150% annually	Daily SOFR Compound annually	46,145,186	(68,242,103)	114,387,289
	6,386,531,000	JPY	10/27/53	1.750% annually	Daily TONA Compound annually	(2,991,057)	—	(2,991,057)

Total						$116,562,946	$(25,511,366)	$142,074,312

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2024[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Apache Corp., 4.375%, due 10/15/28	$15,760,000	12/20/28	1.062%	1.000% quarterly	$(41,179)	$(303,168)	$261,989
Apache Corp., 4.875%, due 11/15/27	38,801,000	6/20/26	0.422%	1.000% quarterly	475,297	(802,800)	1,278,097
Apache Corp., 4.875%, due 11/15/27	75,119,000	12/20/26	0.588%	1.000% quarterly	794,198	(1,229,100)	2,023,298
Teva Pharmaceutical Finance Netherlands III BV, 3.150%, due 10/1/26	25,010,000	6/20/26	0.631%	1.000% quarterly	194,938	(1,094,439)	1,289,377

Total	$154,690,000				$1,423,254	$(3,429,507)	$4,852,761

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.42 Index	$3,080,180,000	6/20/29	1.000% quarterly	$69,577,657	$67,772,007	$1,805,650

See Notes to Schedule of Investments.

88	Western Asset Core Plus Bond Fund 2024 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.42 Index	$199,150,100	6/20/29	5.000% quarterly	$(14,355,105)	$(13,976,060)	$(379,045)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	11.249%
BRL-CDI	10.650%
Daily SOFR Compound	5.340%
Daily TONA Compound	0.077%

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazilian Cetip InterBank Deposit Rate
JPY	— Japanese Yen
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
TONA	— Tokyo Overnight Average Rate

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report	89

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund;s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

90	Western Asset Core Plus Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third

Western Asset Core Plus Bond Fund 2024 Quarterly Report	91

Notes to Schedule of Investments (unaudited) (continued)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

92	Western Asset Core Plus Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$7,721,098,546	—	$7,721,098,546
Mortgage-Backed Securities	—	6,086,132,744	—	6,086,132,744
Collateralized Mortgage Obligations	—	2,650,437,961	—	2,650,437,961
Sovereign Bonds	—	1,335,168,157	—	1,335,168,157
U.S. Government & Agency Obligations	—	1,225,881,591	—	1,225,881,591
Asset-Backed Securities	—	1,078,951,743	—	1,078,951,743
Senior Loans	—	655,044,359	—	655,044,359
U.S. Treasury Inflation Protected Securities	—	153,649,768	—	153,649,768
Non-U.S. Treasury Inflation Protected Securities	—	14,954,328	—	14,954,328
Purchased Options:
Exchange-Traded Purchased Options	$5,246,482	—	—	5,246,482
OTC Purchased Options	—	200,298	—	200,298

Total Long-Term Investments	5,246,482	20,921,519,495	—	20,926,765,977

Short-Term Investments†	19,430,610	—	—	19,430,610

Total Investments	$24,677,092	$20,921,519,495	—	$20,946,196,587

Western Asset Core Plus Bond Fund 2024 Quarterly Report	93

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$104,045,265	—	—	$104,045,265
Forward Foreign Currency Contracts††	—	$31,438,002	—	31,438,002
Centrally Cleared Interest Rate Swaps††	—	174,166,200	—	174,166,200
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	4,852,761	—	4,852,761
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	1,805,650	—	1,805,650

Total Other Financial Instruments	$104,045,265	$212,262,613	—	$316,307,878

Total	$128,722,357	$21,133,782,108	—	$21,262,504,465

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Securities Sold Short†	—	$25,978,052	—	$25,978,052
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$2,799,707	—	—	2,799,707
OTC Written Options	—	1,148,117	—	1,148,117
Futures Contracts††	44,032,733	—	—	44,032,733
Forward Foreign Currency Contracts††	—	41,178,423	—	41,178,423
OTC Interest Rate Swaps††	—	5,391,339	—	5,391,339
Centrally Cleared Interest Rate Swaps††	—	32,091,888	—	32,091,888
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	379,045	—	379,045

Total Other Financial Instruments	$46,832,440	$80,188,812	—	$127,021,252

Total	$46,832,440	$106,166,864	—	$152,999,304

94	Western Asset Core Plus Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2024. The following transactions were effected in such company for the period ended March 31, 2024.

	Affiliate Value at December 31,	Purchased		Sold
	2023	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$178,098,146	$1,221,946,661	1,221,946,661	$1,380,614,197	1,380,614,197

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,286,253	—	$19,430,610

Western Asset Core Plus Bond Fund 2024 Quarterly Report	95